UBS Dynamic Alpha Fund

Industry diversification – September 30, 2019 (unaudited)1,2

Corporate bonds	Percentage of net assets
Advertising	0.1%
Aerospace & defense	0.2
Agriculture	0.8
Airlines	0.2
Auto manufacturers	1.4
Banks	8.5
Beverages	0.3
Biotechnology	0.3
Chemicals	0.9
Commercial banks	1.5
Commercial services	0.6
Computers	0.4
Construction materials	0.3
Diversified financial services	0.7
Electric	3.0
Engineering & construction	0.4
Food	0.6
Gas	1.0
Healthcare-products	0.1
Healthcare-services	0.2
Insurance	3.1
Internet	0.3
Investment company security	0.4
IT services	0.1
Machinery-construction & mining	0.1
Media	1.4
Mining	0.3
Miscellaneous manufacturers	0.6
Oil & gas	1.4
Pharmaceuticals	2.0
Pipelines	1.3
Real estate	1.8
Real estate investment trusts	0.9
Retail	0.2
Savings & loans	0.2
Semiconductors	0.2
Software	0.3
Telecommunications	1.9
Transportation	0.4
Water	1.0
Total Corporate bonds	39.4%
Collateralized mortgage obligation	0.0	†
Collateralized debt obligation	0.0	†
Non-US government obligation	0.2
Exchange traded funds	9.3
Short-term investments	43.8
Investment of cash collateral from securities loaned	4.5
Option purchased	0.0	†
Swaptions purchased	0.0	†
Total investments	97.2%
Other assets in excess of liabilities	2.8
Net assets	100.0%

†	Amount represents less than 0.05%
[1]

Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

[2]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—39.4%
Australia—1.4%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]	15,000		15,885
Commonwealth Bank of Australia, EMTN
(fixed, converts to FRN on 10/03/24),
1.936%, due 10/03/29[2]	EUR	100,000	113,541
Mirvac Group Finance Ltd., EMTN
3.625%, due 03/18/27[2]	270,000		276,583
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]	45,000		47,509
Scentre Group Trust 1/Scentre Group Trust 2
2.375%, due 04/28/21[2]	45,000		44,927
Telstra Corp. Ltd.
4.800%, due 10/12/21[2]	25,000		26,200
Westpac Banking Corp.
2.800%, due 01/11/22	15,000		15,259
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[3]	80,000		78,409
Total Australia corporate bonds			618,313

Belgium—0.7%
AG Insurance SA
(fixed, converts to FRN on 06/30/27),
3.500%, due 06/30/47[2]	EUR	100,000	122,144
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26	35,000		37,502
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25[4]	25,000		27,313
4.750%, due 01/23/29	35,000		40,758
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	113,344
Total Belgium corporate bonds			341,061

Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43	30,000		38,602

Canada—0.7%
Bell Canada, Inc., MTN
4.750%, due 09/29/44	CAD	10,000	8,748
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	35,000		35,613
3.850%, due 06/01/27	35,000		36,923

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Canada—(concluded)
Cenovus Energy, Inc.
4.250%, due 04/15/27[4]	35,000		36,494
Royal Bank of Canada
1.650%, due 07/15/21	CAD	85,000	63,676
Suncor Energy, Inc.
6.500%, due 06/15/38	45,000		62,109
TELUS Corp.
3.750%, due 01/17/25	CAD	25,000	19,889
Toronto Dominion Bank/The
2.045%, due 03/08/21	CAD	60,000	45,282
Total Canada corporate bonds			308,734

China—0.1%
Nexen, Inc.
6.400%, due 05/15/37	35,000		49,536

Czech Republic—0.2%
NET4GAS sro, EMTN
2.500%, due 07/28/21[2]	EUR	100,000	113,442

Denmark—0.5%
Ap Moller Maersk A/S, EMTN
1.750%, due 03/16/26[2]	EUR	100,000	113,018
Danske Bank A/S, EMTN
1.375%, due 05/24/22[2]	EUR	100,000	112,279
Orsted A/S
(fixed, converts to FRN on 11/16/20),
3.000%, due 11/06/15[2]	EUR	15,000	16,731
Total Denmark corporate bonds			242,028

France—3.2%
AXA SA, EMTN
(fixed, converts to FRN on 05/28/29),
3.250%, due 05/28/49[2]	EUR	100,000	123,319
Banque Federative du Credit Mutuel SA, EMTN
3.000%, due 09/11/25[2]	EUR	100,000	124,524
BNP Paribas SA, EMTN
1.000%, due 04/17/24[2]	EUR	100,000	113,053
1.250%, due 03/19/25[2]	EUR	100,000	114,605
BPCE SA, EMTN
1.375%, due 03/23/26[2]	EUR	100,000	116,133
Credit Agricole SA, EMTN
1.375%, due 03/13/25[2]	EUR	100,000	115,409

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
France—(concluded)
Credit Logement SA
3 mo. Euribor + 1.150%,
0.717%, due 12/16/19[2,3,5]	EUR	100,000	86,077
Electricite de France SA
(fixed, converts to FRN on 01/22/24),
5.625%, due 01/22/24[2,3]	100,000		103,750
SCOR SE
(fixed, converts to FRN on 03/13/29),
5.250%, due 03/13/29[2,3]	200,000		194,500
TDF Infrastructure SAS
2.875%, due 10/19/22[2]	EUR	100,000	115,764
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	120,232
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 01/25/26),
2.875%, due 01/25/26[2,3]	EUR	100,000	115,395
Total France corporate bonds			1,442,761

Germany—0.4%
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2]	EUR	100,000	111,936
Volkswagen Leasing GmbH, EMTN
1.000%, due 02/16/23[2]	EUR	20,000	22,232
1.625%, due 08/15/25[2]	EUR	40,000	45,564
Total Germany corporate bonds			179,732

Guernsey—0.3%
Globalworth Real Estate Investments Ltd., EMTN[2]	100,000		118,606

Israel—0.3%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	20,000		18,475
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	81,610
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23[4]	40,000		32,172
Total Israel corporate bonds			132,257

Italy—0.9%
Buzzi Unicem SpA
2.125%, due 04/28/23[2]	EUR	100,000	115,098
CDP Reti SpA
1.875%, due 05/29/22[2]	EUR	155,000	173,852

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Italy—(concluded)
Italgas SpA, EMTN
1.625%, due 01/19/27[2]	EUR	100,000	118,932
Total Italy corporate bonds			407,882

Japan—0.1%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22	25,000		25,258

Jersey—0.5%
AA Bond Co. Ltd., EMTN
2.875%, due 01/31/22[2]	GBP	174,000	205,736
HSBC Bank Capital Funding Sterling 2 LP
(fixed, converts to FRN on 04/07/20),
5.862%, due 04/07/20[3]	GBP	20,000	25,045
Total Jersey corporate bonds			230,781

Luxembourg—0.7%
ADO Properties SA
1.500%, due 07/26/24[2]	EUR	100,000	109,155
Allergan Funding SCS
2.125%, due 06/01/29	EUR	100,000	120,015
Dream Global Funding I SARL
1.375%, due 12/21/21[2]	EUR	100,000	111,068
Total Luxembourg corporate bonds			340,238

Mexico—1.2%
Mexico City Airport Trust
5.500%, due 07/31/47[2]	200,000		198,600
Orbia Advance Corp. SAB de CV
5.500%, due 01/15/48[6]	200,000		201,500
Petroleos Mexicanos
5.500%, due 02/24/25[2]	EUR	20,000	24,442
Petroleos Mexicanos, EMTN
3.750%, due 02/21/24[2]	EUR	100,000	113,135
Total Mexico corporate bonds			537,677

Netherlands—3.3%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25),
4.375%, due 06/16/25[2,3]	EUR	100,000	124,117
ATF Netherlands BV
(fixed, converts to FRN on 01/20/23),
3.750%, due 01/20/23[2,3]	EUR	100,000	115,221

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/20),
5.500%, due 06/29/20[2,3]	EUR	250,000	280,493
Iberdrola International BV, EMTN
(fixed, converts to FRN on 12/26/23),
2.625%, due 12/26/23[2,3]	EUR	100,000	115,671
ING Groep N.V., EMTN
1.125%, due 02/14/25[2]	EUR	100,000	114,010
Mylan N.V.
3.125%, due 11/22/28[2]	EUR	180,000	221,501
Redexis Gas Finance BV, EMTN
1.875%, due 04/27/27[2]	EUR	100,000	112,751
Shell International Finance BV
4.375%, due 05/11/45		35,000	42,321
Volkswagen International Finance N.V.
4.125%, due 11/16/38[2]	EUR	100,000	142,334
Series NC6,
(fixed, converts to FRN on 06/27/24),
3.375%, due 06/27/24[2,3]	EUR	100,000	114,270
Vonovia Finance BV
(fixed, converts to FRN on 12/17/21),
4.000%, due 12/17/21[2,3]	EUR	100,000	116,988
Total Netherlands corporate bonds			1,499,677

Poland—0.3%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	116,131

Portugal—0.2%
Galp Gas Natural Distribuicao SA, EMTN
1.375%, due 09/19/23[2]	EUR	100,000	113,941

Singapore—0.4%
DBS Group Holdings Ltd., GMTN
(fixed, converts to FRN on 09/07/21),
3.600%, due 09/07/21[2,3]		200,000	200,500

Spain—1.4%
Banco Santander SA, EMTN
3.250%, due 04/04/26[2]	EUR	100,000	124,825
4.000%, due 01/19/23[2]	AUD	200,000	141,675
Canal de Isabel II Gestion SA, EMTN
1.680%, due 02/26/25[2]	EUR	100,000	115,458

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Spain—(concluded)
Telefonica Emisiones SA
5.520%, due 03/01/49	200,000		243,751
Total Spain corporate bonds			625,709

Switzerland—0.2%
ABB Finance USA, Inc.
2.875%, due 05/08/22	40,000		40,878
Glencore Funding LLC
4.875%, due 03/12/29[6]	40,000		43,233
Total Switzerland corporate bonds			84,111

United Kingdom—5.5%
Anglian Water Services Financing PLC, EMTN
4.500%, due 02/22/26[2]	GBP	100,000	137,421
Barclays Bank PLC
9.500%, due 08/07/21[2]	GBP	40,000	55,981
Barclays PLC, EMTN
(fixed, converts to FRN on 10/06/22),
2.375%, due 10/06/23[2]	GBP	100,000	123,983
(fixed, converts to FRN on 11/11/20),
2.625%, due 11/11/25[2]	EUR	100,000	110,322
BAT Capital Corp.
3.557%, due 08/15/27		35,000	35,194
BAT International Finance PLC, EMTN
0.875%, due 10/13/23[2]	EUR	100,000	110,347
BUPA Finance PLC
(fixed, converts to FRN on 09/16/20),
6.125%, due 09/16/20[3]	GBP	20,000	25,488
CYBG PLC, GMTN
(fixed, converts to FRN on 04/24/25),
3.375%, due 04/24/26[2]	GBP	100,000	120,267
Diageo Capital PLC
3.875%, due 04/29/43[4]	25,000		28,477
HSBC Holdings PLC
5.100%, due 04/05/21	60,000		62,550
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/27),
3.574%, due 11/07/28	220,000		224,445
Nationwide Building Society, EMTN
(fixed, converts to FRN on 07/25/24),
2.000%, due 07/25/29[2]	EUR	100,000	110,714
Phoenix Group Holdings PLC, EMTN
4.125%, due 07/20/22[2]	GBP	150,000	192,333

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Prudential PLC
5.625%, due 10/20/51	GBP	100,000	140,730
Prudential PLC, EMTN
(fixed, converts to FRN on 07/20/35),
5.000%, due 07/20/55[2]	GBP	100,000	140,537
Reynolds American, Inc.
4.450%, due 06/12/25	25,000		26,672
5.700%, due 08/15/35	10,000		11,166
Royal Bank of Scotland Group PLC
6.100%, due 06/10/23	40,000		43,568
(fixed, converts to FRN on 06/25/23),
4.519%, due 06/25/24	200,000		210,345
SSE PLC
(fixed, converts to FRN on 09/10/20),
3.875%, due 09/10/20[2,3]	GBP	100,000	123,877
Tesco Property Finance 4 PLC
5.801%, due 10/13/40[2]	GBP	136,570	219,921
Thames Water Utilities Finance PLC, EMTN
5.125%, due 09/28/37[2]	GBP	50,000	83,971
Vodafone Group PLC
4.375%, due 02/19/43	15,000		15,505
WPP Finance 2010
3.750%, due 09/19/24	25,000		26,009
Yorkshire Water Finance PLC, EMTN
(fixed, converts to FRN on 03/22/23),
3.750%, due 03/22/46[2]	GBP	100,000	128,704
Total United Kingdom corporate bonds			2,508,527

United States—16.8%
Abbott Laboratories
4.900%, due 11/30/46	50,000		64,510
AbbVie, Inc.
4.250%, due 11/14/28	35,000		38,007
4.400%, due 11/06/42	25,000		25,799
4.875%, due 11/14/48	35,000		38,637
Albemarle Corp.
5.450%, due 12/01/44	50,000		56,781
Allergan Funding SCS
3.450%, due 03/15/22	25,000		25,623
4.750%, due 03/15/45	15,000		15,902
Alphabet, Inc.
1.998%, due 08/15/26	60,000		60,061

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Altria Group, Inc.
4.250%, due 08/09/42	80,000	77,485
4.400%, due 02/14/26	25,000	26,725
5.950%, due 02/14/49	35,000	41,174
Amazon.com, Inc.
2.800%, due 08/22/24	70,000	72,835
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	54,648	56,080
American Express Co.
3.400%, due 02/27/23	60,000	62,306
Amgen, Inc.
4.400%, due 05/01/45	25,000	28,134
Apache Corp.
4.250%, due 01/15/44	60,000	53,508
Apple, Inc.
3.850%, due 08/04/46	50,000	56,402
AT&T, Inc.
3.000%, due 02/15/22	45,000	45,921
4.350%, due 03/01/29	70,000	77,359
4.750%, due 05/15/46	70,000	77,676
5.550%, due 08/15/41	50,000	59,683
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	35,000	36,366
Bank of America Corp., MTN
3.875%, due 08/01/25	210,000	227,147
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24	70,000	71,621
Burlington Northern Santa Fe LLC
5.400%, due 06/01/41	25,000	32,523
Capital One Financial Corp.
3.200%, due 02/05/25	60,000	61,701
Celgene Corp.
3.875%, due 08/15/25	70,000	75,567
CF Industries, Inc.
5.150%, due 03/15/34	30,000	31,238
Charter Communications Operating LLC/Charter Communications Operating Capital
4.500%, due 02/01/24	50,000	53,721
5.375%, due 05/01/47	15,000	16,323
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[6]	120,000	123,226

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Cigna Corp.
3.400%, due 09/17/21	25,000	25,567
4.375%, due 10/15/28	45,000	49,332
4.900%, due 12/15/48	25,000	28,596
Citigroup, Inc.
3.875%, due 10/25/23	130,000	137,574
4.600%, due 03/09/26	30,000	32,738
4.650%, due 07/23/48	70,000	85,670
Comcast Corp.
3.950%, due 10/15/25	45,000	48,996
4.150%, due 10/15/28	15,000	16,830
4.700%, due 10/15/48	15,000	18,384
4.750%, due 03/01/44	15,000	18,326
4.950%, due 10/15/58	15,000	19,244
Conagra Brands, Inc.
3.800%, due 10/22/21	15,000	15,480
4.600%, due 11/01/25	25,000	27,496
5.400%, due 11/01/48	35,000	41,550
Consumers Energy Co.
3.250%, due 08/15/46	10,000	10,238
CVS Health Corp.
2.625%, due 08/15/24	45,000	45,155
3.350%, due 03/09/21	17,000	17,276
4.300%, due 03/25/28	35,000	37,856
5.050%, due 03/25/48	35,000	39,803
5.125%, due 07/20/45	35,000	39,882
Dell International LLC/EMC Corp.
5.300%, due 10/01/29[4,6]	60,000	65,285
8.350%, due 07/15/46[6]	80,000	105,466
Discovery Communications LLC
5.300%, due 05/15/49	45,000	49,862
Dominion Energy, Inc.,
Series D,
2.850%, due 08/15/26	25,000	25,221
Duke Energy Carolinas LLC
4.000%, due 09/30/42	35,000	39,188
Eaton Corp.
4.150%, due 11/02/42	30,000	33,203
Enable Midstream Partners LP
3.900%, due 05/15/24[7]	25,000	25,485
Energy Transfer Operating LP
4.500%, due 04/15/24	35,000	37,295
6.000%, due 06/15/48	45,000	53,197
6.050%, due 06/01/41	45,000	51,444

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
EnLink Midstream Partners LP
4.400%, due 04/01/24	40,000		38,522
Enterprise Products Operating LLC
4.850%, due 03/15/44	25,000		28,719
ERAC USA Finance LLC
5.625%, due 03/15/42[6]	35,000		44,373
Exelon Corp.
3.400%, due 04/15/26	15,000		15,681
FedEx Corp.
4.550%, due 04/01/46	15,000		15,743
Ford Motor Credit Co. LLC, EMTN
3.021%, due 03/06/24	EUR	100,000	114,529
Freeport-McMoRan, Inc.
3.875%, due 03/15/23	70,000		70,525
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	200,000		209,782
General Electric Co.
2.125%, due 05/17/37	EUR	100,000	111,772
4.125%, due 10/09/42	3,000		3,028
General Electric Co., GMTN
3.150%, due 09/07/22[4]	30,000		30,483
General Electric Co., MTN
4.375%, due 09/16/20	30,000		30,518
General Motors Financial Co., Inc.
4.350%, due 04/09/25	90,000		93,848
Gilead Sciences, Inc.
4.750%, due 03/01/46	25,000		30,022
4.800%, due 04/01/44	15,000		17,949
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	40,000		47,576
Goldman Sachs Group, Inc./The, EMTN
1.625%, due 07/27/26[2]	EUR	50,000	58,359
2.000%, due 07/27/23[2]	EUR	120,000	139,594
2.000%, due 11/01/28[2]	EUR	35,000	42,273
Hartford Financial Services Group, Inc./The
4.300%, due 04/15/43	35,000		38,881
4.400%, due 03/15/48	35,000		40,194
HCP, Inc.
3.875%, due 08/15/24	35,000		37,287
Home Depot, Inc./The
4.875%, due 02/15/44	30,000		38,681

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Humana, Inc.
3.125%, due 08/15/29	50,000	49,966
Illinois Tool Works, Inc.
2.650%, due 11/15/26	45,000	46,477
JPMorgan Chase & Co.
3.200%, due 01/25/23	260,000	268,505
3.625%, due 12/01/27	60,000	63,240
(fixed, converts to FRN on 10/15/29),
2.739%, due 10/15/30	100,000	99,390
Kinder Morgan, Inc.
3.150%, due 01/15/23	35,000	35,865
5.625%, due 11/15/23[6]	35,000	38,874
Kraft Heinz Foods Co.
4.875%, due 02/15/25[6]	35,000	36,032
5.000%, due 06/04/42	45,000	46,420
Kroger Co./The
3.700%, due 08/01/27	50,000	52,841
3.875%, due 10/15/46	15,000	14,319
4.650%, due 01/15/48	15,000	16,063
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[6]	25,000	27,901
Lincoln National Corp.
3.800%, due 03/01/28	70,000	74,028
Lowe’s Cos., Inc.
4.250%, due 09/15/44	40,000	42,890
Marathon Oil Corp.
3.850%, due 06/01/25	35,000	36,395
Merck & Co., Inc.
3.700%, due 02/10/45	15,000	16,982
Microsoft Corp.
2.400%, due 08/08/26	25,000	25,504
3.500%, due 11/15/42	20,000	22,094
3.700%, due 08/08/46	50,000	57,305
Monongahela Power Co.
5.400%, due 12/15/43[4,6]	25,000	33,537
Morgan Stanley
6.375%, due 07/24/42	15,000	21,835
Morgan Stanley, GMTN
2.500%, due 04/21/21	115,000	115,737
4.000%, due 07/23/25	45,000	48,532
4.350%, due 09/08/26	50,000	54,206
Motiva Enterprises LLC
6.850%, due 01/15/40[6]	30,000	36,966

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
MPLX LP
4.250%, due 12/01/27[6]	30,000	31,817
5.200%, due 03/01/47	35,000	38,686
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29	15,000	16,582
NBCUniversal Media LLC
4.375%, due 04/01/21	60,000	62,123
Occidental Petroleum Corp.
3.500%, due 08/15/29	45,000	45,690
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28	35,000	38,548
PacifiCorp
6.000%, due 01/15/39	35,000	49,087
Philip Morris International, Inc.
4.250%, due 11/10/44	25,000	27,512
Phillips 66
4.650%, due 11/15/34	25,000	28,879
Phillips 66 Partners LP
4.680%, due 02/15/45	10,000	10,736
PPL Capital Funding, Inc.
4.700%, due 06/01/43	60,000	67,645
QUALCOMM, Inc.
4.300%, due 05/20/47	30,000	33,561
Sempra Energy
6.000%, due 10/15/39	35,000	45,043
Southern California Edison Co.
2.850%, due 08/01/29[4]	45,000	45,325
4.000%, due 04/01/47	45,000	48,409
Southern Co./The
3.250%, due 07/01/26	35,000	36,161
4.400%, due 07/01/46	15,000	16,752
Southwestern Electric Power Co.
6.200%, due 03/15/40	50,000	67,318
SunTrust Banks, Inc.
2.700%, due 01/27/22	45,000	45,504
Swiss Re Treasury US Corp.
4.250%, due 12/06/42[6]	30,000	34,467
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[6]	30,000	37,319
Time Warner Cable LLC
4.500%, due 09/15/42	25,000	24,585
5.000%, due 02/01/20	45,000	45,364

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
TWDC Enterprises 18 Corp., MTN
1.850%, due 07/30/26	10,000		9,867
Union Pacific Corp.
4.050%, due 11/15/45	20,000		22,067
United Airlines Pass-Through Trust
3.650%, due 01/07/26	43,576		44,279
United Technologies Corp.
3.350%, due 08/16/21	30,000		30,774
3.950%, due 08/16/25	25,000		27,368
4.625%, due 11/16/48	15,000		18,771
Valero Energy Corp.
4.900%, due 03/15/45	50,000		55,519
Verizon Communications, Inc.
3.376%, due 02/15/25	25,000		26,404
3.875%, due 02/08/29	15,000		16,474
5.250%, due 03/16/37	15,000		18,643
5.500%, due 03/16/47	60,000		79,240
Series 20Y,
2.875%, due 01/15/38	EUR	100,000	134,962
Virginia Electric & Power Co.,
Series C,
4.000%, due 11/15/46	25,000		27,936
VMware, Inc.
3.900%, due 08/21/27	40,000		41,147
Walt Disney Co./The
6.200%, due 12/15/34[6]	100,000		142,304
Wells Fargo & Co.
2.100%, due 07/26/21	50,000		49,985
3.069%, due 01/24/23	60,000		61,120
Wells Fargo & Co., MTN
2.625%, due 07/22/22	70,000		70,779
Williams Cos., Inc./The
4.300%, due 03/04/24	35,000		37,226
4.550%, due 06/24/24	25,000		26,918
4.900%, due 01/15/45	15,000		15,861

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41	80,000		92,765
Total United States corporate bonds			7,659,445
Total Corporate bonds (cost—$17,507,469)			17,934,949

Collateralized debt obligation—0.0%†
Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6,8,9] (cost—$8,093,183)	8,000,000		0

Collateralized mortgage obligation—0.0%†
United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
4.402%, due 04/25/35[10] (cost—$6,746)	43,791		558

Non-US government obligation—0.2%
Italy—0.2%
Italy Buoni Poliennali Del Tesoro
1.350%, due 04/15/22 (cost—$67,040)	EUR	60,000	67,841

	Number of shares
Exchange traded funds—9.3%
iShares JP Morgan EM Local Currency Bond ETF	48,639	2,150,330
Xtrackers Harvest CSI 300 China A-Shares ETF[4]	76,900	2,083,221
Total exchange traded funds (cost—$4,157,800)		4,233,551

Short-term investments—43.8%
Investment company—1.1%
State Street Institutional U.S. Government Money Market Fund (cost—$500,942)	500,942	500,942

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Short-term investments—(concluded)
U.S. treasury obligations—42.7%
US Treasury Bills
2.174%, due 11/14/19[11]	7,800,000	7,779,741
2.040%, due 11/29/19[11]	8,500,000	8,472,167
1.903%, due 03/12/20[11]	3,200,000	3,173,051
Total U.S. treasury obligations (cost—$19,424,959)		19,424,959
Total short-term investments (cost—$19,925,901)		19,925,901

Number of shares
Investment of cash collateral from securities loaned—4.5%
Money market fund—4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,040,859)	2,040,859	2,040,859

	Number of contracts	Notional amount
Option purchased—0.0%†
Call option—0.0%†
US Treasury Note 10 Year Futures, strike @ 133, expires 10/25/19 (cost—$10,937)	20	USD	2,660,000	1,563

Swaptions purchased—0.0%†
Put swaption—0.0%†
iTraxx Europe Series 31 Index, strike @ 0.65, expires 11/20/19 (cost—$2,845)	800,000	EUR	800,000	1,564
Total investments (cost—$51,812,780)[12]—97.2%				44,206,786
Other assets in excess of liabilities—2.8%				1,260,441
Net assets—100.0%				$45,467,227

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
3	AUD	ASX SPI 200 Index Futures	December 2019	336,026	338,251	2,225
1	CAD	S&P TSX 60 Index Futures	December 2019	150,368	150,372	4
1	EUR	DAX Index Futures	December 2019	336,549	338,184	1,635
14	EUR	EURO STOXX 50 Index Futures	December 2019	535,144	542,468	7,324
7	EUR	FTSE MIB Index Futures	December 2019	832,968	841,780	8,812
36	GBP	FTSE 250 Index Futures	December 2019	1,761,168	1,758,512	(2,656)
27	JPY	TOPIX Index Futures	December 2019	3,804,434	3,965,410	160,976
15	USD	S&P 500 E-Mini Index Futures	December 2019	2,256,607	2,233,875	(22,732)
Interest rate futures buy contracts:
3	CAD	Canada Government Bond 10 Year Futures	December 2019	325,669	322,904	(2,765)
US treasury futures buy contracts:
18	USD	US Treasury Note 5 Year Futures	December 2019	2,161,714	2,144,672	(17,042)
Total				12,500,647	12,636,428	135,781
Index futures sell contracts:
30	EUR	CAC 40 Index Futures	October 2019	(1,828,337)	(1,855,967)	(27,630)
7	GBP	FTSE 100 Index Futures	December 2019	(627,483)	(635,487)	(8,004)
17	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2019	(872,686)	(851,615)	21,071
Interest rate futures sell contracts:
25	EUR	German Euro Bund Futures	December 2019	(4,797,035)	(4,748,096)	48,939
9	GBP	United Kingdom Long Gilt Bond Futures	December 2019	(1,478,754)	(1,485,492)	(6,738)
US Treasury futures sell contracts:
11	USD	Ultra Long US Treasury Bond Futures	December 2019	(2,189,583)	(2,110,969)	78,614
Total				(11,793,878)	(11,687,626)	106,252
Net unrealized appreciation						242,033

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 33 Index	USD	9,850	12/20/24	Quarterly	1.000	191,758	(196,549)	(4,791)
iTraxx Europe Series 32 Index	EUR	4,800	12/20/24	Quarterly	1.000	124,391	(123,981)	410
Total						316,149	(320,530)	(4,381)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 33 Index	USD	1,160	12/20/24	Quarterly	5.000	(77,186)	79,144	1,958
iTraxx Europe Crossover Series 32 Index	EUR	400	12/20/24	Quarterly	5.000	(59,629)	57,176	(2,453)
Total						(136,815)	136,320	(495)

OTC credit default swap agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[13]	Upfront payments received (made)	Value	Unrealized appreciation
JPMCB	Teck Resources Ltd., bond, 3.150%, due 03/20/20	USD	90	03/20/20	Quarterly	1.000	681	622	1,303

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	HUF	412,650,000	USD	1,367,863	10/24/19	22,991
BB	USD	1,400,000	COP	4,845,344,000	10/24/19	(8,968)
CIBC	CAD	1,820,000	NOK	12,312,209	10/24/19	(20,378)
CIBC	CAD	1,860,740	USD	1,400,000	10/24/19	(5,021)
GSI	USD	1,385,069	BRL	5,650,000	10/24/19	(27,338)
HSBC	COP	976,696,000	USD	289,626	10/24/19	9,230
MSCI	USD	1,686,294	COP	5,440,829,000	10/24/19	(124,307)
MSCI	USD	914,842	MYR	3,760,000	10/24/19	(17,077)
SSC	AUD	2,670,000	USD	1,890,447	10/24/19	86,925
SSC	CAD	3,750,000	USD	2,880,986	10/24/19	49,408
SSC	CHF	3,030,000	USD	3,105,320	10/24/19	63,603
SSC	EUR	4,570,000	USD	5,182,184	10/24/19	192,849
SSC	GBP	710,000	USD	892,520	10/24/19	18,756
SSC	HKD	4,315,000	USD	553,141	10/24/19	2,404
SSC	JPY	32,400,000	USD	300,190	10/24/19	107
SSC	MXN	5,370,000	USD	273,211	10/24/19	2,087
SSC	NZD	4,775,000	USD	3,240,243	10/24/19	248,669
SSC	SEK	2,610,000	USD	278,231	10/24/19	12,715
SSC	THB	98,090,000	USD	3,192,099	10/24/19	(16,191)
SSC	USD	1,142,110	CAD	1,515,000	10/24/19	1,847
SSC	USD	299,887	CHF	290,000	10/24/19	(8,765)
SSC	USD	3,793,414	JPY	405,800,000	10/24/19	(34,973)
SSC	USD	2,999,775	MXN	57,830,000	10/24/19	(80,015)
SSC	USD	1,597,365	NOK	13,620,000	10/24/19	(99,676)
SSC	USD	302,410	NZD	445,000	10/24/19	(23,614)
SSC	USD	3,135,263	SEK	29,090,000	10/24/19	(175,929)
SSC	USD	273,597	THB	8,430,000	10/24/19	2,128
Net unrealized appreciation						71,467

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	17,934,949	—	17,934,949
Collateralized debt obligation	—	—	0	0
Collateralized mortgage obligation	—	558	—	558
Non-US government obligation	—	67,841	—	67,841
Exchange traded funds	4,233,551	—	—	4,233,551
Short-term investments	—	19,925,901	—	19,925,901
Investment of cash collateral from securities loaned	—	2,040,859	—	2,040,859
Option purchased	1,563	—	—	1,563
Swaptions purchased	—	1,564	—	1,564
Futures contracts	329,600	—	—	329,600
Swap agreements	—	136,942	—	136,942
Forward foreign currency contracts	—	713,719	—	713,719
Total	4,564,714	40,822,333	0	45,387,047

Liabilities
Futures contracts	(87,567)	—	—	(87,567)
Swap agreements	—	(320,530)	—	(320,530)
Forward foreign currency contracts	—	(642,252)	—	(642,252)
Total	(87,567)	(962,782)	—	(1,050,349)

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05%.
1	In US dollars unless otherwise indicated.
2

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Perpetual investment. Date shown reflects the next call date.
4	Security, or portion thereof, was on loan at the period end.
5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,002,300, represented 2.3% of the Fund’s net assets at period end.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
9	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
10

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11	Rate shown is the discount rate at the date of purchase unless otherwise noted.
12	Includes $2,351,792 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,040,859 and non-cash collateral of $366,330.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2019 (unaudited)

13	Payments made or received are based on the notional amount.
14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification – September 30, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	0.3%
Airlines	0.7
Auto components	0.4
Automobiles	0.2
Banks	2.1
Beverages	0.1
Biotechnology	1.2
Capital markets	0.8
Chemicals	1.3
Commercial services & supplies	1.2
Communications equipment	0.2
Consumer finance	0.6
Diversified financial services	0.8
Diversified telecommunication services	0.8
Electric utilities	0.1
Electrical equipment	0.2
Electronic equipment, instruments & components	0.3
Entertainment	1.5
Equity real estate investment trusts	1.6
Food & staples retailing	0.8
Food products	1.5
Health care equipment & supplies	1.0
Health care providers & services	1.0
Hotels, restaurants & leisure	0.5
Household durables	0.6
Insurance	3.1
Interactive media & services	1.6
Internet & direct marketing retail	1.7
IT services	1.5
Life sciences tools & services	0.7
Machinery	1.4
Marine	0.1
Media	0.2
Metals & mining	0.9
Multi-utilities	0.1
Multiline retail	0.2
Oil, gas & consumable fuels	1.3
Personal products	0.4
Pharmaceuticals	2.4
Professional services	0.2
Real estate management & development	0.2
Road & rail	0.5
Semiconductors & semiconductor equipment	1.7
Software	3.8
Specialty retail	1.0
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	0.6
Tobacco	0.4
Trading companies & distributors	0.7
Wireless telecommunication services	0.2
Total common stocks	45.5%
Non-US government obligations	4.7
U.S. treasury obligations	7.3
Investment company	7.8
Exchange traded funds	9.6
Short-term investments	21.5
Investment of cash collateral from securities loaned	0.5
Total investments	96.9%
Other assets in excess of liabilities	3.1
Net assets	100.0%

1 Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—45.5%

Australia—0.3%
Coles Group Ltd.	45,445	472,366
Rio Tinto Ltd.	7,029	439,647
Total Australia common stocks		912,013

Austria—0.4%
Erste Group Bank AG*	28,285	935,359

Belgium—0.7%
Euronav N.V.	64,379	586,620
Galapagos N.V.*	2,745	418,270
KBC Group N.V.	13,114	852,185
Total Belgium common stocks		1,857,075

Canada—0.7%
Canadian Natural Resources Ltd.	19,661	523,116
Entertainment One Ltd.	56,536	393,448
Husky Energy, Inc.	50,417	354,671
Toronto-Dominion Bank/The	11,575	674,921
Total Canada common stocks		1,946,156

China—0.1%
Alibaba Group Holding Ltd., ADR*	1,048	175,257

Denmark—0.4%
AP Moller - Maersk A/S, Class B	283	320,020
Genmab A/S*	3,355	681,045
Total Denmark common stocks		1,001,065

Finland—0.4%
Sampo Oyj, Class A	24,441	971,808

France—0.7%
Publicis Groupe SA	12,601	619,699
Thales SA	5,382	618,875
Ubisoft Entertainment SA*	6,770	489,520
Total France common stocks		1,728,094

Germany—1.2%
Continental AG	3,923	503,271
Daimler AG (Registered)	9,711	482,865
Infineon Technologies AG	25,842	465,085
LANXESS AG	10,280	627,463

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Germany—(concluded)
SAP SE	8,311	977,239
Total Germany common stocks		3,055,923

Hong Kong—0.9%
AIA Group Ltd.	165,717	1,565,682
Power Assets Holdings Ltd.	52,000	349,311
WH Group Ltd.[1]	432,000	386,930
Total Hong Kong common stocks		2,301,923

Ireland—0.2%
Ryanair Holdings PLC, ADR*	6,592	437,577

Italy—1.0%
Autogrill SpA	74,658	723,004
Banca Mediolanum SpA[2]	134,996	1,013,787
Infrastrutture Wireless Italiane SpA[1]	91,778	952,319
Total Italy common stocks		2,689,110

Japan—5.3%
Inpex Corp.	56,600	518,809
ITOCHU Corp.[2]	45,600	940,889
Katitas Co. Ltd.[2]	10,700	439,380
Kissei Pharmaceutical Co. Ltd.	15,700	377,671
MINEBEA MITSUMI, Inc.	44,300	701,016
Nabtesco Corp.	24,200	748,661
Nintendo Co. Ltd.	2,600	962,331
Nippon Telegraph & Telephone Corp.	23,600	1,125,379
ORIX Corp.	71,100	1,059,349
Otsuka Holdings Co. Ltd.	13,700	511,889
Shin-Etsu Chemical Co. Ltd.	10,700	1,143,972
SoftBank Group Corp.	13,700	537,230
Sony Corp.	25,800	1,514,475
Sumitomo Electric Industries Ltd.	37,500	475,491
Takeda Pharmaceutical Co. Ltd.	24,700	842,941
TechnoPro Holdings, Inc.	5,900	349,226
Tokyo Electron Ltd.[2]	2,800	532,550
West Japan Railway Co.	10,000	844,486
Total Japan common stocks		13,625,745

Netherlands—0.7%
ASR Nederland N.V.	22,645	835,977
Koninklijke Ahold Delhaize N.V.	27,215	680,914

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Netherlands—(concluded)
NXP Semiconductors N.V.	3,945	430,478
Total Netherlands common stocks		1,947,369

Norway—0.3%
Equinor ASA	36,917	702,213

South Africa—0.3%
Anglo American PLC	33,320	766,604

Spain—0.6%
Banco Bilbao Vizcaya Argentaria SA	206,861	1,077,851
Grifols SA, ADR	24,300	486,972
Total Spain common stocks		1,564,823

Switzerland—1.8%
Alcon, Inc.*	11,156	650,548
Cie Financiere Richemont SA (Registered)	11,351	832,744
Glencore PLC*	111,104	334,348
Nestle SA (Registered)	7,875	854,371
Novartis AG (Registered)	9,351	810,817
Zurich Insurance Group AG	2,789	1,067,479
Total Switzerland common stocks		4,550,307

United Kingdom—3.2%
Ashtead Group PLC	31,720	882,990
Babcock International Group PLC	86,724	595,003
Barclays PLC	218,217	403,536
British American Tobacco PLC	25,792	953,755
Centrica PLC	286,020	259,326
GlaxoSmithKline PLC	64,050	1,373,919
GlaxoSmithKline PLC, ADR	6,900	294,492
Sage Group PLC/The	111,940	951,614
Spectris PLC	22,582	678,593
Tesco PLC	293,536	869,810
Unilever N.V.	15,356	923,061
Total United Kingdom common stocks		8,186,099

United States—26.3%
10X Genomics, Inc., Class A*,2	1,411	71,114
Abbott Laboratories	4,621	386,639
Activision Blizzard, Inc.	22,384	1,184,561
AGCO Corp.	20,449	1,547,989

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

United States—(continued)
Alexion Pharmaceuticals, Inc.*	4,049	396,559
Align Technology, Inc.*	2,066	373,781
Allergan PLC	812	136,651
Alphabet, Inc., Class A*	1,273	1,554,511
Amazon.com, Inc.*	2,247	3,900,590
American Express Co.	3,722	440,238
Ameriprise Financial, Inc.	14,851	2,184,582
Apple, Inc.	5,528	1,238,106
Arista Networks, Inc.*	1,700	406,164
Autodesk, Inc.*	3,602	532,015
Bio-Rad Laboratories, Inc., Class A*	5,131	1,707,289
Bluebird Bio, Inc.*,2	1,459	133,965
Burlington Stores, Inc.*	1,801	359,876
Carvana Co.*,2	2,713	179,058
Caterpillar, Inc.	2,865	361,878
Cooper Cos., Inc./The	844	250,668
Cree, Inc.*	15,292	749,308
Crown Castle International Corp.	2,100	291,921
Cyclerion Therapeutics, Inc.*	4,094	49,619
Delta Air Lines, Inc.	22,995	1,324,512
Digital Realty Trust, Inc.[2]	13,694	1,777,618
Dollar General Corp.	3,664	582,356
Domino’s Pizza, Inc.	2,033	497,251
Elanco Animal Health, Inc.*	11,449	304,429
Expedia Group, Inc.	2,889	388,311
Facebook, Inc., Class A*	12,625	2,248,260
Fidelity National Information Services, Inc.	2,702	358,718
FMC Corp.	4,238	371,588
Gardner Denver Holdings, Inc.*	4,581	129,597
GoDaddy, Inc., Class A*	6,640	438,107
Hess Corp.	12,519	757,149
IAC/InterActiveCorp*	1,625	354,201
Ironwood Pharmaceuticals, Inc.*,2	99,771	856,534
Johnson & Johnson	12,080	1,562,910
Lam Research Corp.	2,071	478,629
LivaNova PLC*	7,700	568,183
Lowe’s Cos., Inc.	4,093	450,066
Marsh & McLennan Cos., Inc.	19,495	1,950,475
Marvell Technology Group Ltd.	15,960	398,521
MetLife, Inc.	33,167	1,564,156
Micron Technology, Inc.*	23,461	1,005,304

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

United States—(concluded)
Microsoft Corp.	34,317	4,771,093
Mondelez International, Inc., Class A	49,233	2,723,570
MSA Safety, Inc.	7,687	838,729
Netflix, Inc.*	1,676	448,531
NIKE, Inc., Class B	7,507	705,057
PepsiCo, Inc.	2,485	340,694
Rockwell Automation, Inc.	2,550	420,240
salesforce.com, Inc.*	14,060	2,087,066
ServiceNow, Inc.*	1,584	402,098
Simon Property Group, Inc.	13,908	2,164,780
Spirit AeroSystems Holdings, Inc., Class A	669	55,019
Steel Dynamics, Inc.	24,796	738,921
Stericycle, Inc.*,2	31,904	1,624,871
Synchrony Financial	35,147	1,198,161
TJX Cos., Inc./The	23,540	1,312,120
TransUnion	3,103	251,684
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,495	374,722
Union Pacific Corp.	3,243	525,301
UnitedHealth Group, Inc.	11,865	2,578,502
Universal Display Corp.	1,430	240,097
Visa, Inc., Class A	17,110	2,943,091
Walt Disney Co./The	3,214	418,849
Wells Fargo & Co.	29,321	1,478,951
Western Digital Corp.	15,318	913,566
Westlake Chemical Corp.	17,384	1,139,000
Zimmer Biomet Holdings, Inc.	2,055	282,090
Total United States common stocks		67,780,760
Total common stocks (cost—$108,289,795)		117,135,280

Face amount
Non-US government obligations—4.7%

Australia—0.3%
Australia Government Bond,
Series 138,
3.250%, due 04/21/29[3]	AUD	380,000	308,663

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(continued)
Australia—(concluded)
Series 126,
4.500%, due 04/15/20[3]	AUD	486,000	334,523
			643,186
Austria—0.1%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,3]	EUR	37,000	44,687
3.150%, due 06/20/44[1,3]	EUR	67,000	126,035
			170,722
Belgium—0.1%
Kingdom of Belgium Government Bond,
Series 71,
3.750%, due 06/22/45[3]	EUR	125,000	248,887

Canada—0.1%
Canadian Government Bond
2.250%, due 06/01/25	CAD	221,000	174,560
2.750%, due 12/01/64	CAD	82,000	86,490
			261,050
France—0.7%
French Republic Government Bond OAT
0.500%, due 05/25/26[3]	EUR	741,000	862,115
2.500%, due 05/25/30[3]	EUR	262,000	369,315
3.250%, due 05/25/45[3]	EUR	172,000	318,849
Series OATE,
1.800%, due 07/25/40[1,3]	EUR	209,351	369,157
			1,919,436
Ireland—0.0%†
Ireland Government Bond
2.000%, due 02/18/45[3]	EUR	48,000	69,432

Italy—0.4%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[1,3]	EUR	60,000	69,714
3.250%, due 09/01/46[1,3]	EUR	45,000	64,438
4.000%, due 02/01/37[1,3]	EUR	129,000	194,135
4.750%, due 09/01/44[1,3]	EUR	25,000	43,345

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Italy—(concluded)
Series CPI,
2.550%, due 09/15/41[1,3]	EUR	374,514	556,219
			927,851
Japan—0.8%
Japan Government Five Year Bond,
Series 122,
0.100%, due 12/20/19	JPY	55,000,000	509,006
Japan Government Thirty Year Bond,
Series 51,
0.300%, due 06/20/46	JPY	32,000,000	295,048
Japan Government Twenty Year Bond,
Series 156,
0.400%, due 03/20/36	JPY	137,350,000	1,335,976
			2,140,030
New Zealand—1.2%
New Zealand Government Inflation Linked Bond,
Series 0925,
2.000%, due 09/20/25[3,4]	NZD	4,048,267	3,065,327

Spain—0.5%
Spain Government Bond
1.450%, due 10/31/27[1,3]	EUR	250,000	304,286
3.450%, due 07/30/66[1,3]	EUR	10,000	18,533
4.200%, due 01/31/37[1,3]	EUR	44,000	76,441
4.800%, due 01/31/24[1,3]	EUR	451,000	601,366
5.150%, due 10/31/44[1,3]	EUR	110,000	233,379
			1,234,005
United Kingdom—0.5%
United Kingdom Gilt
1.500%, due 07/22/47[3]	GBP	263,000	364,731
1.625%, due 10/22/28[3]	GBP	580,000	790,603
3.500%, due 01/22/45[3]	GBP	120,000	231,243
			1,386,577
Total Non-US government obligations (cost—$11,173,179)			12,066,503

Face amount($)
U.S. treasury obligations—7.3%
US Treasury Bonds
2.750%, due 11/15/42	423,000	474,999

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount($)	Value ($)
U.S. treasury obligations—(concluded)
2.875%, due 05/15/43	817,000	937,348
2.875%, due 08/15/45	37,000	42,669
3.000%, due 11/15/45	97,000	114,498
2.500%, due 02/15/46	461,000	496,709
2.250%, due 08/15/46	490,000	502,863
2.750%, due 08/15/47	333,000	377,201
US Treasury Inflation Index Notes (TIPS)
0.125%, due 01/15/23	188,953	187,413
0.375%, due 07/15/25	1,298,232	1,316,131
US Treasury Inflation Indexed Bonds (TIPS)	686,385	721,759
US Treasury Notes
1.625%, due 12/31/19	600,000	599,508
1.500%, due 08/15/20	2,339,000	2,332,056
1.250%, due 03/31/21	497,000	493,428
1.875%, due 07/31/22	1,794,000	1,807,595
1.625%, due 08/15/22	1,160,000	1,161,586
1.875%, due 10/31/22	1,037,000	1,046,195
2.000%, due 11/30/22	1,228,000	1,243,590
1.500%, due 02/28/23	346,000	345,121
1.750%, due 05/15/23	530,000	533,126
2.750%, due 07/31/23	702,000	732,548
1.375%, due 09/30/23	1,483,000	1,472,225
2.500%, due 05/15/24	1,437,000	1,496,389
1.625%, due 08/15/29	300,000	298,699
Total U.S. treasury obligations (cost—$17,933,814)		18,733,656

	Number of shares
Exchange traded funds—9.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	98,054	12,499,924
iShares JPMorgan USD Emerging Markets Bond ETF[2]	106,396	12,059,987
Total exchange traded funds (cost—$24,136,551)		24,559,911

Investment company—7.8%
UBS Emerging Markets Equity Opportunity Fund[5] (cost—$22,358,890)	2,235,889	20,123,001

Short-term investments—21.5%
Investment company—11.3%
State Street Institutional U.S. Government Money Market Fund
(cost—$29,176,876)	29,176,876	29,176,876

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount($)	Value ($)
Short-term investments—(concluded)
U.S. treasury obligations—10.2%
US Treasury Bills
2.040%, due 11/29/19[6]	16,200,000	16,146,953
2.174%, due 11/14/19[6]	10,000,000	9,974,028
Total U.S. treasury obligations (cost—$26,120,981)		26,120,981
Total short-term investments (cost—$55,297,857)		55,297,857

	Number of shares
Investment of cash collateral from securities loaned—0.5%
Money market fund—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,397,615)	1,397,615	1,397,615
Total investments (cost—$240,587,701)[7]—96.9%		249,313,823
Other assets in excess of liabilities—3.1%		8,042,025
Net assets—100.0%		$257,355,848

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
211	EUR	EURO STOXX 50 Index Futures	December 2019	8,065,382	8,175,772	110,390
77	JPY	TOPIX Index Futures	December 2019	10,849,683	11,308,763	459,080
221	USD	Russell 1000 Value E-Mini Index Futures	December 2019	14,092,175	13,950,625	(141,550)
306	USD	SGX FTSE China A50 Index Futures	October 2019	4,228,002	4,158,540	(69,462)
Interest rate futures buy contracts:
84	AUD	Australian Bond 10 Year Futures	December 2019	8,268,430	8,354,088	85,658
252	CAD	Canada Government Bond 10 Year Futures	December 2019	27,354,321	27,123,976	(230,345)
33	GBP	United Kingdom Long Gilt Bond Futures	December 2019	5,429,764	5,446,806	17,042
US treasury futures buy contracts:
60	USD	Ultra Long US Treasury Bond Futures	December 2019	11,898,728	11,514,375	(384,353)
Total				90,186,485	90,032,945	(153,540)

Index futures sell contracts:
36	CAD	S&P TSX 60 Index Futures	December 2019	(5,413,192)	(5,413,382)	(190)
93	EUR	CAC 40 Index Futures	October 2019	(5,667,845)	(5,753,499)	(85,654)
526	SEK	OMX 30 Index Futures	October 2019	(8,814,948)	(8,804,471)	10,477
51	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2019	(2,618,059)	(2,554,845)	63,214
69	USD	MSCI Taiwan Index Futures	October 2019	(2,784,872)	(2,808,990)	(24,118)
72	USD	S&P 500 E-Mini Index Futures	December 2019	(10,831,644)	(10,722,600)	109,044
Interest rate futures sell contracts:
90	EUR	German Euro Bund Futures	December 2019	(17,291,299)	(17,093,146)	198,153
21	JPY	JGB MINI 10 Year Futures	December 2019	(3,009,823)	(3,009,240)	583
US Treasury futures sell contracts:
170	USD	US Treasury Note 2 Year Futures	December 2019	(36,739,806)	(36,635,000)	104,806
Total				(93,171,488)	(92,795,173)	376,315
Net unrealized appreciation						222,775

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection9

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[8]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX Emerging Markets Series 32 Index	USD	14,200	12/20/24	Quarterly	1.000%	719,474	(743,193)	(23,719)
CDX North America Investment Grade 33 Index	USD	10,100	12/20/24	Quarterly	1.000	(202,310)	201,537	(773)
iTraxx Europe Series 32 Index	EUR	15,900	12/20/24	Quarterly	1.000	(409,236)	410,656	1,420
Total						107,928	(131,000)	(23,072)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BOA	CHF	7,675,000	USD	7,869,067	10/24/19	164,386
CITI	HKD	11,860,000	USD	1,515,900	10/24/19	2,170
GSI	USD	5,170,000	COP	17,751,195,000	10/24/19	(73,875)
GSI	USD	9,995,856	MXN	192,680,000	10/24/19	(267,699)
HSBC	CAD	6,880,383	USD	5,170,000	10/24/19	(25,290)
JPMCB	JPY	430,500,000	USD	3,990,106	10/24/19	2,897
MSCI	NZD	12,305,000	USD	8,351,650	10/24/19	642,474
MSCI	CAD	8,255,000	USD	6,343,534	10/24/19	110,288
MSCI	CNY	8,400,000	USD	1,221,729	10/24/19	45,267
SSC	EUR	1,210,000	USD	1,340,124	10/24/19	19,096
SSC	JPY	89,100,000	USD	831,248	10/24/19	6,021
SSC	AUD	7,550,000	USD	5,345,645	10/24/19	245,800
SSC	USD	5,672,218	NOK	48,410,000	10/24/19	(348,934)
SSC	USD	6,001,080	SEK	55,680,000	10/24/19	(336,739)
SSC	USD	1,520,337	HKD	11,860,000	10/24/19	(6,608)
SSC	USD	4,857,216	JPY	519,600,000	10/24/19	(44,780)
SSC	USD	2,727,167	EUR	2,405,000	10/24/19	(101,488)
SSC	USD	1,703,394	SGD	2,310,000	10/24/19	(31,683)
Net unrealized appreciation						1,303

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	117,135,280	—	—	117,135,280
Non-US government obligations	—	12,066,503	—	12,066,503
U.S. treasury obligations	—	18,733,656	—	18,733,656
Exchange traded funds	24,559,911	—	—	24,559,911
Investment company	20,123,001	—	—	20,123,001
Short-term investments	—	55,297,857	—	55,297,857
Investment of cash collateral from securities loaned	—	1,397,615	—	1,397,615
Futures contracts	1,158,447	—	—	1,158,447
Swap agreements	—	612,193	—	612,193
Forward foreign currency contracts	—	1,238,399	—	1,238,399
Total	162,976,639	89,346,223	—	252,322,862

Liabilities
Futures contracts	(935,672)	—	—	(935,672)
Swap agreements	—	(743,193)	—	(743,193)
Forward foreign currency contracts	—	(1,237,096)	—	(1,237,096)
Total	(935,672)	(1,980,289)	—	(2,915,961)

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.05%.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,040,984, represented 1.6% of the Fund’s net assets at period end.

2                 Security, or portion thereof, was on loan at the period end.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

5                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
net unrealized
				Net	appreciation		Net income
		Purchases	Sales	realized loss	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
		Period	Period	Period	Period		Period
	Value	ended	ended	ended	ended	Value	ended	Shares
Security description	6/30/2019	9/30/2019	9/30/2019	9/30/2019	9/30/2019	9/30/2019	9/30/2019	9/30/2019
UBS Emerging Markets Equity Opportunity Fund	$20,816,127	$—	$—	$—	$(693,126)	$20,123,001	$—	2,235,889

6                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

7                 Includes $10,341,504 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,397,615 and non-cash collateral of $9,248,893.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2019 (unaudited)

8                 Payments made or received are based on the notional amount.

9                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification—September 30, 2019 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	2.4%
Banks	18.4
Beverages	5.4
Diversified consumer services	4.5
Electric utilities	2.1
Insurance	4.2
Interactive media & services	4.4
Internet & direct marketing retail	10.9
Metals & mining	2.0
Oil, gas & consumable fuels	10.1
Personal products	1.9
Pharmaceuticals	3.4
Real estate management & development	2.0
Semiconductors & semiconductor equipment	11.6
Technology hardware, storage & peripherals	6.6
Thrifts & mortgage finance	3.1
Total common stocks	93.0%
Preferred stock	3.8
Short-term investment	2.7
Total investments	99.5%
Other assets in excess of liabilities	0.5
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—93.0%
Brazil—3.8%
Petroleo Brasileiro SA, ADR	188,000	2,720,360
Petroleo Brasileiro SA, ADR	207,700	2,729,178
Vale SA	487,817	5,606,147
Total Brazil common stocks		11,055,685

China—31.8%
Alibaba Group Holding Ltd., ADR *	117,537	19,655,712
China Jinmao Holdings Group Ltd.	9,960,000	5,705,807
CNOOC Ltd.	5,516,000	8,417,184
Jiangsu Hengrui Medicine Co. Ltd., Class A	876,861	9,910,504
Kweichow Moutai Co. Ltd., Class A	62,937	10,139,184
New Oriental Education & Technology Group, Inc., ADR *	27,993	3,100,505
Ping An Insurance Group Co. of China Ltd., H Shares	1,062,000	12,201,679
TAL Education Group, ADR *	285,500	9,775,520
Tencent Holdings Ltd.	303,900	12,803,218
Total China common stocks		91,709,313

Hungary—1.1%
OTP Bank PLC	79,395	3,305,517

India—8.6%
HDFC Bank Ltd.	409,666	7,095,429
HDFC Bank Ltd., ADR	48,000	2,738,400
Housing Development Finance Corp. Ltd.	323,476	9,024,115
Power Grid Corp. of India Ltd.	2,160,739	6,068,892
Total India common stocks		24,926,836

Indonesia—5.6%
Astra International Tbk. PT	14,854,800	6,906,776
Bank Mandiri Persero Tbk. PT	18,559,600	9,119,634
Total Indonesia common stocks		16,026,410

Malaysia—2.0%
CIMB Group Holdings Berhad	4,753,325	5,710,347

Mexico—4.7%
Fomento Economico Mexicano SAB de CV	593,500	5,445,078

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	1,492,200	8,020,556
Total Mexico common stocks		13,465,634

Netherlands—1.3%
Prosus N.V. *	50,280	3,690,962

Russia—7.1%
LUKOIL PJSC, ADR	120,742	9,988,986
LUKOIL PJSC, ADR	1,854	153,400
Sberbank of Russia PJSC	2,898,029	10,175,162
Total Russia common stocks		20,317,548

South Africa—2.8%
Naspers Ltd., N Shares	53,677	8,134,130

South Korea—14.0%
LG Household & Health Care Ltd.	5,032	5,498,327
Samsung Electronics Co. Ltd.	463,118	18,990,877
SK Hynix, Inc.	160,146	11,005,310
SK Innovation Co. Ltd.	35,987	4,994,225
Total South Korea common stocks		40,488,739

Taiwan—7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,568,000	22,514,336

Thailand—2.4%
Bangkok Bank PCL NVDR	1,195,000	6,778,895
Total common stocks (cost—$272,003,220)		268,124,352

Preferred stock—3.8%
Brazil—3.8%
Banco Bradesco SA (cost—$11,316,226)	1,341,900	10,954,945

Short-term investment—2.7%
Investment company—2.7%
State Street Institutional U.S. Government Money Market Fund (cost—$7,605,175)	7,605,175	7,605,175
Total investments (cost—$290,924,621)—99.5%		286,684,472
Other assets in excess of liabilities—0.5%		1,576,792
Net assets—100.0%		$288,261,264

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	268,124,352	—	—	268,124,352
Preferred stock	10,954,945	—	—	10,954,945
Short-term investment	—	7,605,175	—	7,605,175
Total	279,079,297	7,605,175	—	286,684,472

At September 30, 2019, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

UBS Engage For Impact Fund

Industry diversification – September 30, 2019 (unaudited)1

Common stocks	Percentage of net assets
Auto components	3.4%
Banks	12.6
Biotechnology	7.7
Building products	1.6
Chemicals	7.6
Commercial services & supplies	5.3
Distributors	3.1
Diversified consumer services	2.4
Electrical equipment	2.5
Electronic equipment, instruments & components	3.9
Food products	6.7
Health care equipment & supplies	6.3
Health care providers & services	1.7
Machinery	4.3
Metals & mining	2.0
Multi-utilities	1.2
Oil, gas & consumable fuels	3.9
Personal products	2.6
Pharmaceuticals	3.3
Real estate management & development	0.9
Road & rail	3.6
Semiconductors & semiconductor equipment	4.5
Wireless telecommunication services	3.0
Total common stocks	94.1%
Short-term investment	5.2
Investment of cash collateral from securities loaned	1.1
Total investments	100.4%
Liabilities in excess of other assets	(0.4)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—94.1%

Austria—2.7%
Erste Group Bank AG*	15,384	508,735

China—8.5%
China Mengniu Dairy Co. Ltd.*	82,000	307,067
China Mobile Ltd.	69,000	570,914
China Suntien Green Energy Corp., Class H	1,001,000	274,589
New Oriental Education & Technology Group, Inc., ADR*	4,145	459,100
Total China common stocks		1,611,670

Denmark—1.7%
Genmab A/S*	1,550	314,641

Germany—7.6%
Continental AG	2,001	256,703
Infineon Technologies AG	20,643	371,517
KION Group AG	7,107	373,758
LANXESS AG	7,004	427,505
Total Germany common stocks		1,429,483

Hong Kong—0.9%
Sun Hung Kai Properties Ltd.	11,500	165,508

Indonesia—2.2%
Bank Mandiri Persero Tbk. PT	845,800	415,601

Ireland—1.6%
Kingspan Group PLC	6,261	305,723

Italy—2.5%
Prysmian SpA	21,964	471,611

Japan—9.7%
Sumitomo Mitsui Financial Group, Inc.[1]	15,300	522,853
Takeda Pharmaceutical Co. Ltd.	18,253	622,923
West Japan Railway Co.	8,000	675,589
Total Japan common stocks		1,821,365

Mexico—2.8%
Grupo Financiero Banorte SAB de CV, Class O	98,050	527,017

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Norway—2.4%
Equinor ASA	24,307	462,353

South Africa—1.2%
Tiger Brands Ltd.	16,117	224,074

Spain—1.4%
Grifols SA, ADR	13,100	262,524

Thailand—2.2%
Kasikornbank PCL	79,700	409,119

United Kingdom—6.5%
Centrica PLC	239,510	217,157
Linde PLC	2,696	522,269
Unilever N.V. CVA	8,220	494,110
Total United Kingdom common stocks		1,233,536

United States—40.2%
Abbott Laboratories	4,828	403,959
AGCO Corp.	5,758	435,881
Aptiv PLC	4,412	385,697
Conagra Brands, Inc.	23,757	728,865
Cyclerion Therapeutics, Inc.*	10,542	127,769
Danaher Corp.	3,594	519,081
Ecolab, Inc.	2,463	487,772
Incyte Corp.*	5,526	410,195
IPG Photonics Corp.*	2,627	356,221
Ironwood Pharmaceuticals, Inc.*,1	38,064	326,779
Laboratory Corp. of America Holdings*	1,887	317,016
LivaNova PLC*	3,635	268,227
LKQ Corp.*	18,679	587,455
Micron Technology, Inc.*	6,738	288,723
MSA Safety, Inc.	4,914	536,167
Sims Metal Management Ltd.[1]	54,525	382,737
Stericycle, Inc.*,1	8,990	457,861
Trimble, Inc.*	9,566	371,256

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

United States—(concluded)
Universal Display Corp.	1,102	185,026
Total United States common stocks		7,576,687
Total common stocks (cost—$17,618,425)		17,739,647

Short-term investment—5.2%

Investment company—5.2%
State Street Institutional U.S. Government Money Market Fund (cost—$977,386)	977,386	977,386

Investment of cash collateral from securities loaned—1.1%

Money market fund—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$205,490)	205,490	205,490
Total investments (cost—$18,801,301)[2]—100.4%		18,922,523
Liabilities in excess of other assets—(0.4)%		(82,501)
Net assets—100.0%		$18,840,022

For a listing of defined portfolio acronyms, that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	17,739,647	—	—	17,739,647
Short-term investment	—	977,386	—	977,386
Investment of cash collateral from securities loaned	—	205,490	—	205,490
Total	17,739,647	1,182,876	—	18,922,523

At September 30, 2019, there were no transfers between Levels 1 and Level 2.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2019 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $1,472,365 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $205,490 and non-cash collateral of $1,329,971.

UBS International Sustainable Equity Fund

Industry diversification – September 30, 2019 (unaudited)1

Common stocks	Percentage of net assets
Airlines	0.7%
Auto components	1.1
Automobiles	1.0
Banks	8.3
Biotechnology	2.9
Chemicals	3.5
Commercial services & supplies	1.5
Diversified financial services	3.3
Diversified telecommunication services	1.3
Electronic equipment, instruments & components	1.4
Entertainment	5.1
Equity real estate investment trusts	1.9
Food & staples retailing	1.8
Food products	1.5
Health care equipment & supplies	2.1
Household durables	3.0
Insurance	10.2
Internet & direct marketing retail	2.9
Machinery	5.8
Marine	1.2
Media	1.2
Metals & mining	0.9
Multi-utilities	0.9
Oil, gas & consumable fuels	4.3
Personal products	4.3
Pharmaceuticals	7.2
Real estate management & development	1.3
Road & rail	0.7
Semiconductors & semiconductor equipment	4.0
Software	3.6
Textiles, apparel & luxury goods	1.6
Trading companies & distributors	2.4
Wireless telecommunication services	2.6
Total common stocks	95.5%
Preferred stock	0.5
Short-term investment	2.2
Total investments	98.2%
Other assets in excess of liabilities	1.8
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—95.5%

Australia—4.9%
Brambles Ltd.	349,717	2,690,873
Mirvac Group	1,560,128	3,222,206
Santos Ltd.	519,288	2,709,315
Total Australia common stocks		8,622,394

Austria—1.4%
Erste Group Bank AG*	76,448	2,528,066

Belgium—1.6%
Galapagos N.V.*	8,194	1,248,561
KBC Group N.V.	23,299	1,514,035
Total Belgium common stocks		2,762,596

Canada—2.2%
Entertainment One Ltd.	561,289	3,906,151

China—4.6%
Alibaba Group Holding Ltd., ADR*	8,561	1,431,656
China Mobile Ltd.	305,500	2,527,741
Ping An Insurance Group Co. of China Ltd., H Shares	362,000	4,159,141
Total China common stocks		8,118,538

Denmark—2.6%
AP Moller - Maersk A/S, Class B	1,885	2,131,579
Genmab A/S*	11,472	2,328,749
Total Denmark common stocks		4,460,328

Finland—0.6%
Neste Oyj	32,955	1,090,870

France—2.4%
Publicis Groupe SA	43,462	2,137,398
Ubisoft Entertainment SA*	27,897	2,017,157
Total France common stocks		4,154,555

Germany—6.4%
Bayerische Motoren Werke AG	24,562	1,729,162
Continental AG	14,893	1,910,580
Infineon Technologies AG	72,531	1,305,359
KION Group AG	17,683	929,951
LANXESS AG	30,407	1,855,959

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Germany—(concluded)
SAP SE	29,597	3,480,129
Total Germany common stocks		11,211,140

Hong Kong—1.3%
Sun Hung Kai Properties Ltd.	152,500	2,194,777

India—1.4%
Axis Bank Ltd., GDR	51,825	2,523,877

Indonesia—3.2%
Bank Central Asia Tbk. PT	1,654,900	3,538,303
Bank Mandiri Persero Tbk. PT	4,131,000	2,029,851
Total Indonesia common stocks		5,568,154

Ireland—0.7%
Ryanair Holdings PLC, ADR*	17,700	1,174,926

Italy—3.1%
Banca Mediolanum SpA	421,684	3,166,744
Infrastrutture Wireless Italiane SpA[1]	225,173	2,336,469
Total Italy common stocks		5,503,213

Japan—20.9%
Inpex Corp.	176,800	1,620,592
ITOCHU Corp.[2]	92,200	1,902,411
Kao Corp.	44,400	3,278,517
Kissei Pharmaceutical Co. Ltd.	53,900	1,296,591
Kubota Corp.	150,000	2,267,514
MINEBEA MITSUMI, Inc.	166,200	2,629,995
Nabtesco Corp.	79,000	2,443,977
Nintendo Co. Ltd.	8,300	3,072,055
ORIX Corp.	175,500	2,614,849
Shin-Etsu Chemical Co. Ltd.	25,400	2,715,598
SoftBank Group Corp.	50,600	1,984,222
Sony Corp.	89,100	5,230,221
Takeda Pharmaceutical Co. Ltd.	123,261	4,206,549
West Japan Railway Co.	15,100	1,275,173
Total Japan common stocks		36,538,264

Netherlands—5.1%
ASML Holding N.V.	11,329	2,806,094

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Netherlands—(concluded)
Koninklijke Ahold Delhaize N.V.	128,663	3,219,124
NXP Semiconductors N.V.	15,008	1,637,673
Prosus N.V.*	16,220	1,190,680
Total Netherlands common stocks		8,853,571

Norway—1.2%
Equinor ASA	106,271	2,021,423

South Africa—1.4%
Naspers Ltd., N Shares	16,660	2,524,631

South Korea—0.7%
SK Hynix, Inc.	18,958	1,302,803

Spain—2.2%
Banco Bilbao Vizcaya Argentaria SA	453,859	2,364,836
Grifols SA, ADR	72,800	1,458,912
Total Spain common stocks		3,823,748

Switzerland—9.6%
Alcon, Inc.*	28,491	1,661,416
Cie Financiere Richemont SA (Registered)	38,345	2,813,106
Glencore PLC*	502,040	1,510,800
Nestle SA (Registered)	24,270	2,633,090
Novartis AG (Registered)	31,457	2,727,608
Zurich Insurance Group AG	14,441	5,527,240
Total Switzerland common stocks		16,873,260

United Kingdom—14.1%
Ashtead Group PLC	84,568	2,354,120
Centrica PLC	1,734,476	1,572,597
Croda International PLC	26,599	1,589,453
GlaxoSmithKline PLC	207,146	4,443,431
Prudential PLC	187,979	3,409,160
Sage Group PLC/The	335,405	2,851,313
Spectris PLC	78,524	2,359,661
Unilever N.V. CVA	70,759	4,253,377

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

United Kingdom—(concluded)
Weir Group PLC/The	102,824	1,802,220
Total United Kingdom common stocks		24,635,332

United States—3.9%
Aon PLC	24,500	4,742,465
LivaNova PLC*	27,700	2,043,983
Total United States common stocks		6,786,448
Total common stocks (cost—$167,234,640)		167,179,065

Preferred stock—0.5%

Germany—0.5%
Jungheinrich AG (cost—$1,275,794)	36,634	789,801

Short-term investment—2.2%

Investment company—2.2%
State Street Institutional U.S. Government Money Market Fund (cost—$3,891,631)	3,891,631	3,891,631
Total investments (cost—$172,402,065)[3]—98.2%		171,860,497
Other assets in excess of liabilities—1.8%		3,199,202
Net assets—100.0%		$175,059,699

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	167,179,065	—	—	167,179,065
Preferred stock	789,801	—	—	789,801
Short-term investment	—	3,891,631	—	3,891,631
Total	167,968,866	3,891,631	—	171,860,497

At September 30, 2019, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*                               Non-income producing security.

1                               Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,336,469, represented 1.3% of the Fund’s net assets at period end.

2                               Security, or portion thereof, was on loan at the period end.

3                               Includes $1,779,365 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $1,872,616.

UBS U.S. Small Cap Growth Fund

Industry diversification – September 30, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	2.0%
Airlines	1.3
Banks	3.5
Biotechnology	11.0
Chemicals	1.3
Construction & engineering	3.2
Diversified consumer services	3.0
Diversified telecommunication services	1.3
Electrical equipment	3.2
Entertainment	0.6
Equity real estate investment trusts	2.9
Food & staples retailing	3.1
Health care equipment & supplies	6.0
Health care providers & services	1.3
Health care technology	3.3
Hotels, restaurants & leisure	6.2
Household durables	2.4
IT services	2.0
Life sciences tools & services	1.3
Machinery	5.7
Multiline retail	1.1
Oil, gas & consumable fuels	0.6
Paper & forest products	1.2
Pharmaceuticals	0.9
Professional services	1.3
Road & rail	1.1
Semiconductors & semiconductor equipment	4.5
Software	14.5
Specialty retail	3.3
Textiles, apparel & luxury goods	1.3
Thrifts & mortgage finance	1.2
Total common stocks	95.6%
Exchange traded fund	1.5
Short-term investment	3.2
Investment of cash collateral from securities loaned	11.4
Total investments	111.7%
Liabilities in excess of other assets	(11.7)
Net assets	100.0%

1 Figures represent the breakdown of direct investments of UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—95.6%
Aerospace & defense—2.0%
Mercury Systems, Inc.*	28,436	2,308,150

Airlines—1.3%
SkyWest, Inc.	25,235	1,448,489

Banks—3.5%
Columbia Banking System, Inc.	28,997	1,069,989
FB Financial Corp.	9,752	366,188
National Bank Holdings Corp., Class A	38,209	1,306,366
Webster Financial Corp.	26,746	1,253,585
		3,996,128
Biotechnology—11.0%
Allogene Therapeutics, Inc.*,1	23,670	645,126
AnaptysBio, Inc.*	10,674	373,483
Argenx SE, ADR*,1	5,912	673,731
Avrobio, Inc.*	17,943	253,355
Biohaven Pharmaceutical Holding Co. Ltd.*	18,700	780,164
Blueprint Medicines Corp.*	12,394	910,587
Bridgebio Pharma, Inc.*,1	9,800	210,406
Exact Sciences Corp.*,1	21,061	1,903,283
G1 Therapeutics, Inc.*,1	30,030	684,083
Gritstone Oncology, Inc.*,1	46,939	405,318
Immunomedics, Inc.*,1	59,584	790,084
Ligand Pharmaceuticals, Inc.*,1	6,409	637,952
MeiraGTx Holdings PLC*,1	36,846	587,694
Moderna, Inc.*,1	56,931	906,341
NuCana PLC, ADR*,1	22,000	159,280
Ra Pharmaceuticals, Inc.*	38,926	920,600
REGENXBIO, Inc.*	11,996	427,058
Voyager Therapeutics, Inc.*	35,398	609,200
Xencor, Inc.*,1	24,723	833,907
		12,711,652
Chemicals—1.3%
Ingevity Corp.*	17,762	1,506,928

Construction & engineering—3.2%
EMCOR Group, Inc.	20,221	1,741,433

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
MasTec, Inc.*,1	30,742	1,996,078
		3,737,511
Diversified consumer services—3.0%
Adtalem Global Education, Inc.*	30,833	1,174,429
Chegg, Inc.*,1	76,431	2,289,108
		3,463,537
Diversified telecommunication services—1.3%
Vonage Holdings Corp.*	136,703	1,544,744

Electrical equipment—3.2%
Generac Holdings, Inc.*	29,249	2,291,367
Regal Beloit Corp.	18,470	1,345,539
		3,636,906
Entertainment—0.6%
Glu Mobile, Inc.*	144,299	720,052

Equity real estate investment trusts—2.9%
QTS Realty Trust, Inc., Class A	36,338	1,868,137
Ryman Hospitality Properties, Inc.	18,373	1,503,095
		3,371,232
Food & staples retailing—3.1%
Grocery Outlet Holding Corp.*	40,800	1,414,944
Performance Food Group Co.*	48,179	2,216,716
		3,631,660
Health care equipment & supplies—6.0%
Haemonetics Corp.*	6,561	827,605
Inogen, Inc.*	9,351	448,006
Merit Medical Systems, Inc.*	27,454	836,249
Novocure Ltd.*	35,068	2,622,385
Sientra, Inc.*,1	133,026	862,008
Tactile Systems Technology, Inc.*,1	25,391	1,074,547

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)
Health care equipment & supplies—(concluded)
ViewRay, Inc.*,1	86,444	250,688
		6,921,488
Health care providers & services—1.3%
LHC Group, Inc.*	13,330	1,513,755

Health care technology—3.3%
Livongo Health, Inc.*	12,942	225,708
Tabula Rasa HealthCare, Inc.*,1	28,675	1,575,405
Teladoc Health, Inc.*,1	29,657	2,008,372
		3,809,485
Hotels, restaurants & leisure—6.2%
Dave & Buster’s Entertainment, Inc.[1]	13,431	523,137
Del Taco Restaurants, Inc.*	67,413	689,298
Planet Fitness, Inc., Class A*	34,864	2,017,580
Shake Shack, Inc., Class A*	23,952	2,348,254
Wendy’s Co./The	80,087	1,600,138
		7,178,407
Household durables—2.4%
Roku, Inc.*,1	17,185	1,748,745
Sonos, Inc.*	72,963	978,434
		2,727,179
IT services—2.0%
Wix.com Ltd.*	19,802	2,311,685

Life sciences tools & services—1.3%
10X Genomics, Inc., Class A*,1	7,544	380,218
Adaptive Biotechnologies Corp.*	6,600	203,940
Charles River Laboratories International, Inc.*	4,961	656,687
Personalis, Inc.*	15,800	231,865
		1,472,710
Machinery—5.7%
Altra Industrial Motion Corp.	49,180	1,362,040
Chart Industries, Inc.*	22,772	1,420,062
Kadant, Inc.	13,948	1,224,495
Kennametal, Inc.	29,467	905,816

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Woodward, Inc.	15,900	1,714,497
		6,626,910
Multiline retail—1.1%
Ollie’s Bargain Outlet Holdings, Inc.*,1	21,331	1,250,850

Oil, gas & consumable fuels—0.6%
Matador Resources Co.*,1	41,090	679,218

Paper & forest products—1.2%
Boise Cascade Co.	41,337	1,347,173

Pharmaceuticals—0.9%
Amphastar Pharmaceuticals, Inc.*	32,864	651,693
Collegium Pharmaceutical, Inc.*	36,585	419,996
		1,071,689
Professional services—1.3%
ASGN, Inc.*	24,214	1,522,092

Road & rail—1.1%
Werner Enterprises, Inc.	35,444	1,251,173

Semiconductors & semiconductor equipment—4.5%
MaxLinear, Inc.*	49,567	1,109,309
Monolithic Power Systems, Inc.	9,164	1,426,193
Universal Display Corp.	15,684	2,633,344
		5,168,846
Software—14.5%
8x8, Inc.*,1	80,430	1,666,510
Alteryx, Inc., Class A*,1	25,623	2,752,679
Cloudflare, Inc., Class A*	11,620	215,783
Crowdstrike Holdings, Inc., Class A*,1	23,626	1,377,632
Datadog, Inc., Class A*	4,408	149,475
ForeScout Technologies, Inc.*	44,455	1,685,734
LivePerson, Inc.*,1	60,339	2,154,102
Mimecast Ltd.*	32,387	1,155,244
Proofpoint, Inc.*	13,576	1,751,983
Tenable Holdings, Inc.*	40,712	911,135
Upland Software, Inc.*	45,248	1,577,345

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Varonis Systems, Inc.*	22,521	1,346,305
		16,743,927
Specialty retail—3.3%
American Eagle Outfitters, Inc.	66,040	1,071,169
Children’s Place, Inc./The[1]	11,981	922,417
Dick’s Sporting Goods, Inc.[1]	43,586	1,778,745
		3,772,331
Textiles, apparel & luxury goods—1.3%
Steven Madden Ltd.	42,978	1,538,183

Thrifts & mortgage finance—1.2%
Essent Group Ltd.	28,157	1,342,244
Total common stocks (cost—$94,477,651)		110,326,334

Exchange traded fund—1.5%
iShares Russell 2000 Growth ETF[1] (cost—$1,747,858)	8,650	1,667,115

Short-term investment—3.2%
Investment company—3.2%
State Street Institutional U.S. Government Money Market Fund (cost—$3,653,426)	3,653,426	3,653,426

Investment of cash collateral from securities loaned—11.4%
Money market fund—11.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$13,177,547)	13,177,547	13,177,547
Total investments (cost—$113,056,482)[2]—111.7%		128,824,422
Liabilities in excess of other assets—(11.7)%		(13,462,896)
Net assets—100.0%		$115,361,526

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	110,326,334	—	—	110,326,334
Exchange traded fund	1,667,115	—	—	1,667,115
Short-term investment	—	3,653,426	—	3,653,426
Investment of cash collateral from securities loaned	—	13,177,547	—	13,177,547
Total	111,993,449	16,830,973	—	128,824,422

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $29,826,043 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $13,177,547 and non-cash collateral of $17,226,988.

UBS U.S. Sustainable Equity Fund

Industry diversification – September 30, 2019 (unaudited)1

Common stocks	Percentage of net assets
Auto components	3.5%
Banks	8.6
Biotechnology	2.9
Building products	3.1
Capital markets	4.6
Commercial services & supplies	5.5
Distributors	2.8
Diversified consumer services	3.2
Electronic equipment, instruments & components	1.3
Entertainment	4.1
Equity real estate investment trusts	4.8
Food products	4.2
Health care providers & services	4.4
Household durables	3.7
Insurance	5.0
IT services	7.8
Life sciences tools & services	2.7
Machinery	5.9
Pharmaceuticals	1.7
Semiconductors & semiconductor equipment	2.6
Software	8.2
Specialty retail	2.3
Technology hardware, storage & peripherals	6.5
Total common stocks	99.4%
Short-term investment	3.9
Investment of cash collateral from securities loaned	3.1
Total investments	106.4%
Liabilities in excess of other assets	(6.4)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—99.4%
Auto components—3.5%
Aptiv PLC	12,060	1,054,285

Banks—8.6%
Comerica, Inc.	18,993	1,253,348
US Bancorp	24,015	1,328,990
		2,582,338
Biotechnology—2.9%
Cyclerion Therapeutics, Inc.*	13,155	159,438
Ironwood Pharmaceuticals, Inc.*,1	72,340	621,039
Mirati Therapeutics, Inc.*,1	1,157	90,142
		870,619
Building products—3.1%
Masco Corp.	21,945	914,668

Capital markets—4.6%
Ameriprise Financial, Inc.	9,329	1,372,296

Commercial services & supplies—5.5%
MSA Safety, Inc.	2,375	259,136
Stericycle, Inc.*,1	26,886	1,369,304
		1,628,440
Distributors—2.8%
LKQ Corp.*	26,700	839,715

Diversified consumer services—3.2%
OneSpaWorld Holdings Ltd.*,1	62,318	967,798

Electronic equipment, instruments & components—1.3%
IPG Photonics Corp.*	2,775	376,290

Entertainment—4.1%
Electronic Arts, Inc.*	12,435	1,216,392

Equity real estate investment trusts—4.8%
Simon Property Group, Inc.	9,127	1,420,617

Food products—4.2%
Conagra Brands, Inc.	41,298	1,267,023

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—4.4%
UnitedHealth Group, Inc.	6,031	1,310,657

Household durables—3.7%
Mohawk Industries, Inc.*	8,867	1,100,129

Insurance—5.0%
Prudential Financial, Inc.	16,512	1,485,254

IT services—7.8%
LiveRamp Holdings, Inc.*	26,852	1,153,562
Visa, Inc., Class A	6,884	1,184,117
		2,337,679
Life sciences tools & services—2.7%
Bio-Rad Laboratories, Inc., Class A*	2,432	809,224

Machinery—5.9%
AGCO Corp.	17,195	1,301,662
Gardner Denver Holdings, Inc.*	15,905	449,952
		1,751,614
Pharmaceuticals—1.7%
Eli Lilly & Co.	4,617	516,319

Semiconductors & semiconductor equipment—2.6%
ON Semiconductor Corp.*	41,179	791,049

Software—8.2%
Adobe, Inc.*	3,704	1,023,230
LogMeIn, Inc.	19,977	1,417,568
		2,440,798
Specialty retail—2.3%
Best Buy Co., Inc.	9,999	689,831

Technology hardware, storage & peripherals—6.5%
NetApp, Inc.	20,626	1,083,071

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	14,581	869,611
		1,952,682
Total common stocks (cost—$29,887,003)		29,695,717

Short-term investment—3.9%
Investment company—3.9%
State Street Institutional U.S. Government Money Market Fund (cost—$1,167,700)	1,167,700	1,167,700

Investment of cash collateral from securities loaned—3.1%
Money market fund—3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$914,862)	914,862	914,862
Total investments (cost—$31,969,565)[2]—106.4%		31,778,279
Liabilities in excess of other assets—(6.4)%		(1,911,445)
Net assets—100.0%		$29,866,834

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	29,695,717	—	—	29,695,717
Short-term investment	—	1,167,700	—	1,167,700
Investment of cash collateral from securities loaned	—	914,862	—	914,862
Total	29,695,717	2,082,562	—	31,778,279

At September 30, 2019, there were no transfers between Level 1 and Level 2.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2019 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $2,387,313 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $914,862 and non-cash collateral of $1,536,763.

UBS Municipal Bond Fund

Portfolio statistics – September 30, 2019 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
California	2.1%
Connecticut	7.2
Florida	11.4
Georgia	1.9
Illinois	11.9
Maryland	1.8
Massachusetts	3.0
Michigan	3.3
Minnesota	1.2
Nebraska	1.4
Nevada	2.2
New Jersey	3.7
New York	19.6
Ohio	1.2
Pennsylvania	12.1
Rhode Island	1.0
South Carolina	2.4
Texas	9.1
Utah	0.2
Washington	1.2
Total long-term municipal bonds	97.9%
Short-term investments	0.1
Total Investments	98.0%
Other assets in excess of liabilities	2.0
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—97.9%
California—2.1%
California State Kindergarten, GO Bonds,
Series A5,
1.350%, due 05/01/34[1]	200,000	200,000
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,185,460
Series A,
5.000%, due 06/01/33	650,000	768,865
		2,154,325
Connecticut—7.2%
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,472,900
Series B,
5.000%, due 04/15/25	2,000,000	2,356,640
Series C,
5.000%, due 06/15/23	1,000,000	1,126,770
Series F,
5.000%, due 09/15/25	2,140,000	2,548,312
		7,504,622
Florida—11.4%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,205,260
Miami-Dade County Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,235,740
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,152,600
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	1,020,000	1,214,698
South Florida Water Management District, COP
5.000%, due 10/01/34	1,000,000	1,186,590
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,362,040
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,171,980

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Florida—(concluded)
Series D,
5.000%, due 11/01/31	1,000,000	1,157,890
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,183,890
		11,870,688
Georgia—1.9%
Brookhaven Development Authority, Childrens Healthcare of Atlanta, Revenue Bonds,
Series A,
5.000%, due 07/01/29	1,500,000	1,950,480

Illinois—11.9%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,166,600
Series B,
5.000%, due 01/01/31	1,050,000	1,221,371
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	1,900,583
Series A,
5.000%, due 11/15/26	1,500,000	1,813,140
Illinois Finance Authority Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,263,180
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,213,950
Railsplitter Tobacco Settlement Authority Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,456,300
State of Illinois, Sales Tax Revenue Bonds
5.000%, due 06/15/20	1,190,000	1,215,097
5.000%, due 06/15/22	1,105,000	1,186,372
		12,436,593
Maryland—1.8%
County of Prince George’s MD, GO Bonds,
Series A,
5.000%, due 07/15/30	1,000,000	1,315,900

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Maryland—(concluded)
Montgomery County Consolidated Public (Improvement Bond), GO Bonds,
Series E,
1.730%, due 11/01/37[1]	600,000	600,000
		1,915,900
Massachusetts—3.0%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 01/01/40	1,500,000	1,829,700
Series B,
5.000%, due 07/01/36	1,000,000	1,258,400
		3,088,100
Michigan—3.3%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,223,710
Michigan State Building Authority Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,202,102
		3,425,812
Minnesota—1.2%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/36	1,000,000	1,291,560

Nebraska—1.4%
Douglas County Hospital Authority No. 2 Revenue Bonds
5.000%, due 05/15/25	1,250,000	1,482,675

Nevada—2.2%
Clark County, Las Vegas-McCarran International Airport Revenue Bonds
5.000%, due 07/01/27	1,815,000	2,268,786

New Jersey—3.7%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,655,895
New Jersey Turnpike Authority Revenue Bonds
5.000%, due 01/01/27	1,000,000	1,165,750

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
New Jersey—(concluded)
5.000%, due 01/01/34	860,000	1,003,345
		3,824,990
New York—19.6%
City of New York, GO Bonds,
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,221,780
Subseries F-1,
5.000%, due 04/01/34	1,100,000	1,372,338
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series EE,
5.000%, due 06/15/40	1,000,000	1,222,600
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series A,
1.780%, due 06/15/32[1]	900,000	900,000
Series DD-2,
1.750%, due 06/15/43[1]	700,000	700,000
Series EE-2,
5.000%, due 06/15/40	1,200,000	1,505,340
Series FF,
5.000%, due 06/15/39	2,000,000	2,473,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,238,930
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,214,680
Series C-2,
5.000%, due 05/01/35	3,000,000	3,727,020
Series E-4,
1.750%, due 02/01/45[1]	1,100,000	1,100,000
New York State Dormitory Authority, State Sales Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,824,855

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
New York—(concluded)
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/36	1,500,000	1,876,335
		20,377,578
Ohio—1.2%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.000%, due 01/01/32	1,000,000	1,245,370
Pennsylvania—12.1%
City of Philadelphia, GO Bonds
5.000%, due 08/01/20	1,590,000	1,638,018
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,865,256
Commonwealth of Pennsylvania, GO Bonds
5.000%, due 09/15/25	1,500,000	1,799,400
Pennsylvania Turnpike Commission Revenue Bonds
5.000%, due 12/01/25	2,170,000	2,612,962
5.000%, due 12/01/30	1,750,000	2,139,550
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,232,430
Series A-2,
5.000%, due 12/01/28	1,000,000	1,253,900
		12,541,516
Rhode Island—1.0%
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	1,000,000	1,055,920

South Carolina—2.4%
South Carolina Public Service Authority (Escrowed to Maturity), Revenue Bonds,
Series B,
5.000%, due 12/01/20[2]	555,000	578,438
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,193,810

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(concluded)
South Carolina—(concluded)
South Carolina Public Service Authority-Unrefunded Balance, Revenue Bonds,
Series B,
5.000%, due 12/01/20	690,000	716,523
		2,488,771
Texas—9.1%
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2,
1.750%, due 12/01/41[1]	200,000	200,000
Lower Colorado River Authority Refunding LCRA Transmission Services, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,283,120
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue Bonds (ExxonMobil Project)
1.750%, due 11/01/38[1]	100,000	100,000
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,474,501
State of Texas, Revenue Anticipation Notes
4.000%, due 08/27/20	3,100,000	3,174,214
University of Texas Revenue Bonds,
Series A,
5.000%, due 08/15/38	1,000,000	1,275,400
		9,507,235
Utah—0.2%
Murray City Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds,
Series C,
1.750%, due 05/15/36[1]	240,000	240,000
Washington—1.2%
Washington State, GO Bonds,
Series C,
5.000%, due 02/01/37	1,000,000	1,259,920
Total long-term municipal bonds (cost—$97,280,613)		101,930,841

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—0.1%
Investment company—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$78,575)	78,575	78,575
Total investments (cost—$97,359,188)—98.0%		102,009,416
Other assets in excess of liabilities—2.0%		2,059,950
Net assets—100.0%		$104,069,366

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term municipal bonds	—	101,930,841	—	101,930,841
Short-term investment	—	78,575	—	78,575
Total		102,009,416		102,009,416

At September 30, 2019 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

UBS Sustainable Development Bank Bond Fund

Industry diversification – September 30, 2019 (unaudited)1

Percentage of net assets
Supranationals	98.2%
Short-term investment	2.1
Investment of cash collateral from securities loaned	0.0 †
Total investments	100.3%
Liabilities in excess of other assets	(0.3)
Net assets	100.0%

†                   Amount represents less than 0.05%

1                   The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—98.2%
Supranationals—98.2%
African Development Bank,
3.000%, due 09/20/23	700,000	735,737
Series GDIC,
1.875%, due 03/16/20	175,000	174,858
Series GDIF,
1.250%, due 07/26/21	450,000	446,009
2.125%, due 11/16/22	100,000	101,376
2.625%, due 03/22/21	200,000	202,416
Agence Francaise de Developpement
1.625%, due 01/21/20[1]	250,000	249,615
Agence Francaise de Developpement, EMTN
2.750%, due 03/22/21[1]	1,000,000	1,012,336
2.750%, due 01/22/22[1]	400,000	408,623
Asian Development Bank
2.625%, due 01/30/24	100,000	104,153
Asian Development Bank, GMTN
1.750%, due 09/19/29	600,000	599,780
2.000%, due 01/22/25	75,000	76,360
2.500%, due 11/02/27	100,000	105,836
2.625%, due 01/12/27	100,000	106,282
2.750%, due 01/19/28	340,000	366,982
3.125%, due 09/26/28	400,000	445,774
Asian Infrastructure Investment Bank/The
2.250%, due 05/16/24	1,650,000	1,693,915
Corp. Andina de Fomento
2.125%, due 09/27/21	125,000	124,293
4.375%, due 06/15/22	300,000	315,693
Council of Europe Development Bank
1.625%, due 03/16/21	750,000	748,163
2.500%, due 02/27/24	950,000	984,579
European Bank for Reconstruction & Development, GMTN
1.500%, due 11/02/21	450,000	448,096
2.125%, due 03/07/22	450,000	454,968
2.750%, due 04/26/21	300,000	304,581
2.750%, due 03/07/23	300,000	310,978
European Investment Bank
1.625%, due 12/15/20	200,000	199,484
1.875%, due 02/10/25[2]	375,000	379,210
2.625%, due 03/15/24	425,000	443,332
3.250%, due 01/29/24	650,000	693,953

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Supranationals—(continued)
IDB Trust Services Ltd.
3.389%, due 09/26/23[1]	800,000	832,176
IDB Trust Services Ltd., EMTN
2.393%, due 04/12/22[1]	400,000	401,268
Inter-American Development Bank
2.000%, due 07/23/26	1,400,000	1,431,317
2.125%, due 01/15/25	375,000	383,961
2.250%, due 06/18/29	2,650,000	2,766,710
2.375%, due 07/07/27	1,135,000	1,188,161
3.125%, due 09/18/28	1,700,000	1,895,520
Inter-American Development Bank, GMTN
1.750%, due 04/14/22	100,000	100,139
2.000%, due 06/02/26	1,250,000	1,273,830
2.625%, due 04/19/21	150,000	151,936
International Bank for Reconstruction & Development,
2.000%, due 01/26/22	100,000	100,792
2.125%, due 07/01/22	550,000	557,434
2.500%, due 03/19/24	650,000	674,461
3.000%, due 09/27/23	100,000	105,255
Series GDIF,
1.375%, due 05/24/21	250,000	248,537
1.500%, due 08/28/24	2,000,000	1,987,537
1.625%, due 03/09/21	300,000	299,380
1.875%, due 10/27/26	800,000	811,147
2.500%, due 11/25/24	1,200,000	1,251,262
2.500%, due 07/29/25	1,000,000	1,047,358
2.500%, due 11/22/27	1,740,000	1,842,462
2.750%, due 07/23/21	100,000	101,847
International Development Association
2.750%, due 04/24/23[1]	1,575,000	1,633,980
International Finance Corp., GMTN
1.125%, due 07/20/21	250,000	247,420
2.125%, due 04/07/26	675,000	694,445
2.250%, due 01/25/21	150,000	150,849
2.875%, due 07/31/23	100,000	104,548

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
Supranationals—(concluded)
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	950,000	968,470
2.875%, due 04/03/28	275,000	300,389
Nordic Investment Bank
2.125%, due 02/01/22	400,000	404,222
2.875%, due 07/19/23	1,100,000	1,150,277
Total Corporate bonds (cost—$36,020,175)		37,344,472

	Number of shares
Short-term investment—2.1%
Investment company—2.1%
State Street Institutional U.S. Government Money Market Fund (cost—$783,989)	783,989	783,989
Investment of cash collateral from securities loaned—0.0%†
Money market fund—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$5,175)	5,175	5,175
Total investments (cost—$36,809,339)[3]—100.3%		38,133,636
Liabilities in excess of other assets—(0.3)%		(112,708)
Net assets—100.0%		$38,020,928

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Unadjusted quoted prices in active markets for identical investments	Other significant observable inputs	Unobservable inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Assets
Corporate bonds	—	37,344,472	—	37,344,472
Short-term investment	—	783,989	—	783,989
Investment of cash collateral from securities loaned	—	5,175	—	5,175
Total	—	38,133,636	—	38,133,636

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†                 Amount represents less than 0.05%.

1                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                 Security, or portion thereof, was on loan at the period end.

3                 Includes $5,069 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $5,175.

UBS Total Return Bond Fund

Industry diversification – September 30, 2019 (unaudited)1

Corporate bonds	Percentage of net assets
Agriculture	0.1%
Auto manufacturers	0.2
Banks	7.4
Beverages	0.5
Biotechnology	0.6
Chemicals	1.9
Commercial banks	0.6
Commercial services	0.1
Computers	0.9
Diversified financial services	2.3
Electric	1.4
Electronics	0.4
Food	0.3
Healthcare-products	0.5
Healthcare-services	0.8
Insurance	1.0
Internet	0.4
Media	1.4
Mining	0.3
Miscellaneous manufacturers	0.9
Oil & gas	2.8
Pharmaceuticals	1.6
Pipelines	1.7
Real estate	1.6
Real estate investment trust	0.5
Retail	0.3
Semiconductors	1.0
Software	1.0
Telecommunications	1.4
Transportation	0.4
Total Corporate bonds	34.3%
Asset-backed securities	13.5
Commercial mortgage-backed securities	16.2
Collateralized mortgage obligations	2.0
Mortgage-backed securities	25.8
Municipal bonds	1.0
Non-US government obligations	1.9
U.S. treasury obligations	5.0
Preferred stock	0.3
Short-term investment	2.8
Investment of cash collateral from securities loaned	2.4
Total investments	105.2%
Liabilities in excess of other assets	(5.2)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—34.3%
Belgium—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	196,284

Brazil—0.8%
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	301,952

Canada—1.1%
Canadian Natural Resources Ltd., GMTN
4.950%, due 06/01/47[1]	50,000	59,107
Cenovus Energy, Inc.
5.400%, due 06/15/47[1]	80,000	90,121
NOVA Chemicals Corp.
5.250%, due 08/01/23[2]	210,000	212,362
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	73,597
Total Canada corporate bonds		435,187

Cayman Islands—0.5%
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/23[3]	200,000	195,842

China—0.6%
Country Garden Holdings Co. Ltd.
8.000%, due 01/27/24[3]	200,000	217,119

Colombia—0.2%
Ecopetrol SA
5.375%, due 06/26/26[1]	70,000	78,582

Germany—0.4%
Deutsche Bank AG
4.250%, due 02/04/21	150,000	151,465

Hong Kong—0.5%
Yanlord Land HK Co. Ltd.
6.750%, due 04/23/23[3]	200,000	206,604

Israel—0.1%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	52,654

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Luxembourg—0.5%
INEOS Group Holdings SA
5.625%, due 08/01/24[1,2]	200,000	205,976

Mexico—0.4%
Petroleos Mexicanos
7.690%, due 01/23/50[2]	150,000	156,420

Netherlands—0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[2]	65,000	68,352

Peru—0.3%
Southern Copper Corp.
6.750%, due 04/16/40	90,000	116,691

United Kingdom—2.5%
Barclays PLC
4.836%, due 05/09/28[1]	200,000	209,005
HSBC Holdings PLC
3.400%, due 03/08/21	260,000	263,978
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	210,077
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	44,308
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	250,000	258,000
Total United Kingdom corporate bonds		985,368

United States—25.7%
Abbott Laboratories
3.750%, due 11/30/26	45,000	49,034
AbbVie, Inc.
2.500%, due 05/14/20	200,000	200,456
ADT Security Corp./The
3.500%, due 07/15/22	140,000	140,525
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	68,154
Alabama Power Co.
6.000%, due 03/01/39	100,000	140,893
Apache Corp.
4.375%, due 10/15/28[1]	100,000	102,564

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Apple, Inc.
4.650%, due 02/23/46	100,000	125,924
AT&T, Inc.
4.300%, due 02/15/30	266,000	292,747
Bank of America Corp.
6.110%, due 01/29/37	125,000	163,460
Bank of America Corp., MTN
4.200%, due 08/26/24	150,000	160,895
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	50,000	59,724
Biogen, Inc.
4.050%, due 09/15/25	100,000	108,345
5.200%, due 09/15/45	50,000	59,314
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	211,916
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[2]	150,000	157,264
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25[1]	30,000	29,786
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	128,061
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	150,000	157,110
CF Industries, Inc.
3.450%, due 06/01/23	150,000	152,250
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	150,000	151,342
Citigroup, Inc.
4.125%, due 07/25/28	50,000	53,831
5.500%, due 09/13/25	300,000	339,871
6.675%, due 09/13/43	50,000	72,526
Comcast Corp.
3.969%, due 11/01/47	88,000	97,135
4.600%, due 10/15/38	50,000	59,913
4.700%, due 10/15/48	50,000	61,280
CVS Health Corp.
4.300%, due 03/25/28	120,000	129,793
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[2]	100,000	103,108
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	114,487

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Eaton Corp.
2.750%, due 11/02/22	190,000	193,341
Energy Transfer Operating LP
5.500%, due 06/01/27	50,000	56,473
Enterprise Products Operating LLC
2.850%, due 04/15/21	105,000	106,120
Exelon Corp.
3.400%, due 04/15/26	150,000	156,814
Fiserv, Inc.
3.200%, due 07/01/26	60,000	62,160
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	199,513
3.373%, due 11/15/25	200,000	204,065
General Electric Co.,
Series D,
(fixed, converts to FRN on 01/12/21),
5.000%, due 01/21/21[4]	99,000	93,926
General Motors Co.
6.600%, due 04/01/36	70,000	80,225
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	70,000	69,917
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	80,367
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	80,000	95,152
5.750%, due 01/24/22	305,000	328,614
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	99,398
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	82,625
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	131,478
JPMorgan Chase & Co.,
Series I,
3 mo. USD LIBOR + 3.470%,
5.736%, due 10/30/19[4,5]	143,000	143,670
Kinder Morgan, Inc.
5.550%, due 06/01/45	40,000	47,203
6.500%, due 09/15/20	100,000	103,927
Kroger Co./The
6.900%, due 04/15/38	25,000	32,796

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	45,000	47,718
4.569%, due 02/01/29[2]	155,000	172,988
Life Technologies Corp.
6.000%, due 03/01/20	135,000	137,062
LYB International Finance BV
4.875%, due 03/15/44[1]	50,000	54,658
Marathon Oil Corp.
4.400%, due 07/15/27	75,000	80,026
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	75,274
MetLife, Inc.
6.400%, due 12/15/36	35,000	41,507
Microsoft Corp.
2.375%, due 02/12/22	250,000	253,483
4.450%, due 11/03/45	60,000	75,772
Morgan Stanley
4.300%, due 01/27/45	50,000	57,900
4.875%, due 11/01/22	350,000	375,322
Morgan Stanley, GMTN
4.350%, due 09/08/26	140,000	151,778
MPLX LP
4.875%, due 06/01/25	70,000	77,016
Nabors Industries, Inc.
4.625%, due 09/15/21	150,000	141,750
NCR Corp.
5.000%, due 07/15/22	40,000	40,450
Netflix, Inc.
5.500%, due 02/15/22	140,000	147,875
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	55,139
Prudential Financial, Inc., MTN
6.625%, due 06/21/40	50,000	71,958
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	62,762
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	260,000	268,125
RR Donnelley & Sons Co.
7.875%, due 03/15/21	36,000	37,170
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	220,930
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	81,452

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	100,000	100,464
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	80,241
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	54,548
Synchrony Financial
4.500%, due 07/23/25	90,000	96,058
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	68,093
Tenet Healthcare Corp.
4.625%, due 07/15/24	200,000	205,546
Texas Instruments, Inc.
1.850%, due 05/15/22[1]	220,000	219,774
Union Pacific Corp.
4.050%, due 11/15/45	40,000	44,134
UnitedHealth Group, Inc.
4.625%, due 07/15/35	100,000	121,201
Verizon Communications, Inc.
5.250%, due 03/16/37	140,000	174,002
Wells Fargo & Co., MTN
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	70,000	72,327
Total United States corporate bonds		10,023,995
Total Corporate bonds (cost—$12,739,099)		13,392,491

Asset-backed securities—13.5%

United States—13.5%
American Credit Acceptance Receivables Trust,
Series 2018-1, Class B,
3.160%, due 11/10/21[2]	27,199	27,207
Series 2018-3, Class B,
3.490%, due 06/13/22[2]	300,000	300,964
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	100,000	103,790
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,355
Series 2016-2, Class B,
2.110%, due 03/22/21	160,000	159,944

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
United States—(continued)
CarMax Auto Owner Trust,
Series 2015-3, Class D,
3.270%, due 03/15/22	350,000	350,405
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[2]	150,000	155,206
Dell Equipment Finance Trust,
Series 2017-1, Class C,
2.950%, due 04/22/22[2]	116,000	116,215
Series 2018-1, Class D,
3.850%, due 06/24/24[2]	120,000	122,143
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	75,000	75,854
Series 2017-2, Class C,
2.750%, due 09/15/23	30,703	30,729
Series 2018-1, Class D,
3.810%, due 05/15/24	225,000	229,110
Series 2018-2, Class D,
4.140%, due 08/15/24	200,000	204,737
Series 2018-3, Class D,
4.300%, due 09/16/24	300,000	308,056
Series 2018-4, Class D,
4.090%, due 01/15/26	150,000	154,275
Exeter Automobile Receivables Trust,
Series 2016-3A, Class B,
2.840%, due 08/16/21[2]	69,434	69,477
Series 2018-1A, Class D,
3.530%, due 11/15/23[2]	100,000	101,858
Flagship Credit Auto Trust,
Series 2016-4, Class B,
2.410%, due 10/15/21[2]	177,540	177,504
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[2]	200,000	201,145
Hyundai Auto Receivables Trust,
Series 2015-C, Class B,
2.150%, due 11/15/21	75,799	75,791
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class C,
3.910%, due 08/16/21[2]	325,000	325,902
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	300,000	308,585
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	197,891

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	100,000	101,197
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	227,807
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	232,004
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B,
3.520%, due 11/25/26[2]	225,000	230,439
Series 2018-1, Class B,
3.650%, due 02/25/27[2]	100,000	102,362
Series 2018-2, Class A2,
3.350%, due 04/26/27[2]	175,000	176,484
Series 2018-2, Class B,
3.790%, due 04/26/27[2]	125,000	128,130
Series 2018-3, Class B,
4.020%, due 08/25/27[2]	125,000	129,482
Total asset-backed securities (cost—$5,152,757)		5,250,048

Commercial mortgage-backed securities—16.2%
United States—16.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
4.295%, due 04/15/35[2,5]	100,000	100,249
BANK,
Series 2017-BNK7, Class C,
4.187%, due 09/15/60[6]	100,000	106,335
Series 2018-BN14, Class E,
3.000%, due 09/15/60[2,6]	250,000	215,046
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	151,682
BENCHMARK Mortgage Trust,
Series 2018-B4, Class D,
2.965%, due 07/15/51[2,6]	100,000	91,974
Series 2019-B10, Class C,
3.750%, due 03/15/62	200,000	208,903
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class E,
4.499%, due 10/15/34[2,6]	100,000	103,560

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
United States—(continued)
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
1 mo. USD LIBOR + 3.000%,
5.195%, due 11/15/36[2,5]	475,000	475,888
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4,
3.778%, due 09/10/58	143,000	154,590
Series 2017-P8, Class D,
3.000%, due 09/15/50[2]	300,000	256,319
COMM Mortgage Trust,
Series 2015-CR24, Class D,
3.463%, due 08/10/48[6]	150,000	140,678
Series 2017-COR2, Class C,
4.714%, due 09/10/50[6]	200,000	216,777
CSAIL Commercial Mortgage Trust,
Series 2017-C8, Class D,
4.470%, due 06/15/50[2]	141,000	138,532
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[2,6]	50,000	53,881
Series 2017-K724, Class B,
3.599%, due 11/25/23[2,6]	265,000	271,752
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E,
4.744%, due 10/10/32[2,6]	225,000	228,528
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[2]	125,000	125,447
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,	100,000	99,744
3.432%, due 03/17/37[2,5]
Series 2018-SFR2, Class D,
1 mo. USD LIBOR + 1.450%,	150,000	149,206
3.645%, due 06/17/37[2,5]
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class D,
5.319%, due 05/15/45[6]	150,000	152,746
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,	100,000	100,031
4.245%, due 02/15/35[2,5]
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	212,063

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
United States—(continued)
Series 2015-C29, Class D,
3.795%, due 05/15/48[6]	100,000	86,331
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	184,127
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D,
3.553%, due 06/15/49[2,6]	175,000	160,927
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	107,530
Series 2015-C24, Class AS,
4.036%, due 05/15/48[6]	75,000	81,120
Series 2016-C32, Class AS,
3.994%, due 12/15/49[6]	273,000	296,222
Series 2017-C34, Class C,
4.325%, due 11/15/52[6]	100,000	106,431
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class C,
4.367%, due 12/15/50[6]	175,000	188,403
Series 2017-HR2, Class D,
2.730%, due 12/15/50	100,000	91,412
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
4.295%, due 03/15/36[2,5]	200,000	200,624
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%,
5.028%, due 06/15/33[2,5]	275,000	272,970
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.500%,
4.695%, due 11/15/27[2,5]	125,000	124,615
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
4.079%, due 12/13/29[2,6]	500,000	504,495

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
United States—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.997%, due 05/15/51[6]	150,000	165,104
Total commercial mortgage-backed securities (cost—$6,059,415)		6,324,242

Collateralized mortgage obligations—2.0%

United States—2.0%
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[2]	139,323	140,910
Series 2019-4, Class A1,
2.993%, due 07/26/49[2,6,7]	259,141	260,557
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[2,6]	190,977	193,081
Series 2019-3, Class A1,
2.784%, due 07/25/59[2]	170,312	170,349
Total collateralized mortgage obligations (cost—$764,400)		764,897

Mortgage-backed securities—25.8%
United States—25.8%
FHLMC
3.500%, due 03/01/49	196,206	201,936
4.000%, due 01/01/46	107,761	114,143
4.000%, due 05/01/47	184,089	192,967
4.000%, due 08/01/47	171,407	179,855
4.000%, due 10/01/47	89,420	93,734
4.000%, due 09/01/48	107,446	111,902
4.500%, due 04/01/46	101,562	110,064
FNMA
2.500%, due 07/01/34	195,349	197,058
2.500%, due 08/01/34	98,190	99,049
2.500%, due 09/01/34	148,731	150,032
3.000%, due 02/01/33	246,101	252,159
3.000%, due 07/01/34	288,021	294,594
3.000%, due 02/01/43	67,571	69,646
3.000%, due 05/01/43	77,728	80,111
3.000%, due 07/01/43	104,616	107,881
3.000%, due 09/01/43	142,777	147,774

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
3.000%, due 05/01/46	154,515	158,291
3.000%, due 08/01/46	552,109	565,592
3.000%, due 07/01/49	320,257	325,215
3.500%, due 04/01/32	88,349	93,110
3.500%, due 11/01/33	40,867	42,246
3.500%, due 06/01/45	116,846	123,046
3.500%, due 06/01/46	195,544	207,457
3.500%, due 11/01/47	358,904	371,350
3.500%, due 02/01/48	940,737	970,199
3.500%, due 02/01/49	42,700	43,915
3.500%, due 06/01/49	121,138	124,516
3.500%, due 07/01/49	75,000	76,966
4.000%, due 09/01/40	133,326	142,479
4.000%, due 03/01/41	39,927	42,657
4.000%, due 12/01/43	176,321	189,745
4.000%, due 09/01/45	147,653	155,821
4.000%, due 06/01/47	347,078	364,057
4.000%, due 08/01/47	98,350	103,308
4.000%, due 01/01/48	98,422	103,271
4.000%, due 05/01/48	20,495	21,427
4.500%, due 02/01/44	24,276	26,551
4.500%, due 04/01/44	118,617	130,341
4.500%, due 12/01/44	24,074	25,961
4.500%, due 02/01/45	42,498	45,898
4.500%, due 06/01/46	161,894	177,756
4.500%, due 08/01/46	22,654	24,538
4.500%, due 05/01/47	76,618	82,161
4.500%, due 02/01/49	148,726	158,634
5.500%, due 03/01/33	32,169	35,960
5.500%, due 09/01/34	135,566	152,200
5.500%, due 11/01/34	29,961	33,842
6.000%, due 11/01/28	35,730	40,191
GNMA
6.500%, due 05/15/29	8,837	10,037
GNMA II
3.000%, due 09/20/44	76,847	79,516
3.000%, due 08/20/46	623,391	642,868
4.000%, due 06/20/44	13,283	14,158

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
4.000%, due 09/20/44	50,437	53,705
4.000%, due 05/20/45	12,744	13,543
5.000%, due 08/20/48	33,020	35,069
GNMA II TBA
2.500%	50,000	50,310
3.500%	1,025,000	1,062,036
UMBS TBA
3.000%	250,000	253,809
3.500%	250,000	256,494
4.000%	50,000	51,891
Total Mortgage-backed securities (cost—$9,897,696)		10,085,042

Municipal bonds—1.0%
California—1.0%
State of California, GO Bonds
7.300%, due 10/01/39 (cost—$365,363)	250,000	391,290

Non-US government obligations—1.9%
Colombia—1.0%
Colombia Government International Bond
8.125%, due 05/21/24	305,000	376,866

Indonesia—0.3%
Indonesia Government International Bond
6.625%, due 02/17/37[2]	100,000	135,281

Turkey—0.2%
Turkey Government International Bond
6.875%, due 03/17/36[1]	100,000	99,719

Uruguay—0.4%
Uruguay Government International Bond
7.625%, due 03/21/36	100,000	147,937
Total Non-US government obligations (cost—$722,537)		759,803

U.S. treasury obligations—5.0%
United States—5.0%
US Treasury Bonds
3.375%, due 11/15/48	135,000	172,146
2.875%, due 05/15/49	80,000	93,381
2.250%, due 08/15/49	50,000	51,475
US Treasury Inflation Indexed Notes (TIPS)
0.500%, due 04/15/24	411,982	417,273

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
U.S. treasury obligations—(concluded)
United States—(concluded)
0.875%, due 01/15/29	208,292	221,384
US Treasury Notes
1.250%, due 08/31/24	415,000	409,245
2.375%, due 05/15/29	275,000	292,112
1.625%, due 08/15/29	285,000	283,764
Total U.S. treasury obligations (cost—$1,927,543)		1,940,780

Number of
shares
Preferred stock—0.3%
United States—0.3%
JPMorgan Chase & Co.[1,4] (cost—$102,000)	4,000	101,720

Short-term investment—2.8%
Investment company—2.8%
State Street Institutional U.S. Government Money Market Fund (cost—$1,077,882)	1,077,882	1,077,882

Investment of cash collateral from securities loaned—2.4%
Money market fund—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$938,435)	938,435	938,435
Total investments (cost—$39,747,127)[8]—105.2%		41,026,630
Liabilities in excess of other assets—(5.2)%		(2,023,944)
Net assets—100.0%		$39,002,686

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value($)	Unrealized appreciation ($)
USD	4,000	4,000,000	CDX North American Investment Grade 32 Index, strike @ 0.800%, terminating 10/16/19	BOA	Pay	10/16/19	2,400	(34)	2,366

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US treasury futures buy contracts:
18	USD	Ultra Long US Treasury Bond Futures	December 2019	3,521,190	3,454,312	(66,878)
5	USD	US Treasury Note 10 Year Futures	December 2019	651,523	651,563	40
10	USD	US Treasury Note 5 Year Futures	December 2019	1,199,155	1,191,484	(7,671)
8	USD	US Ultra Treasury Note 10 Year Futures	December 2019	1,158,145	1,139,250	(18,895)
Total				6,530,013	6,436,609	(93,404)

Interest rate futures sell contracts:
18	AUD	Australian Bond 3 Year Futures	December 2019	(1,401,027)	(1,405,540)	(4,513)
3	EUR	German Euro Bund Futures	December 2019	(576,834)	(569,771)	7,063
5	GBP	United Kingdom Long Gilt Bond Futures	December 2019	(821,155)	(825,274)	(4,119)
Total				(2,799,016)	(2,800,585)	(1,569)
Net unrealized depreciation						(94,973)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	BRL	1,130,000	USD	272,289	12/18/19	1,592
CITI	EUR	55,000	USD	61,435	12/18/19	1,131
JPMCB	GBP	20,000	USD	24,912	12/18/19	244
JPMCB	USD	274,272	BRL	1,130,000	12/18/19	(3,575)
Net unrealized depreciation						(608)

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	13,392,491	—	13,392,491
Asset-backed securities	—	5,250,048	—	5,250,048
Commercial mortgage-backed securities	—	6,324,242	—	6,324,242
Collateralized mortgage obligations	—	764,897	—	764,897
Mortgage-backed securities	—	10,085,042	—	10,085,042
Municipal bonds	—	391,290	—	391,290
Non-US government obligations	—	759,803	—	759,803
U.S. treasury obligations	—	1,940,780	—	1,940,780
Preferred stock	101,720	—	—	101,720
Short-term investment	—	1,077,882	—	1,077,882
Investment of cash collateral from securities loaned	—	938,435	—	938,435
Futures contracts	7,103	—	—	7,103
Forward foreign currency contracts	—	2,967	—	2,967
Total	108,823	40,927,877	—	41,036,700

Liabilities
Swaptions written	—	(34)	—	(34)
Futures contracts	(102,076)	—	—	(102,076)
Forward foreign currency contracts	—	(3,575)	—	(3,575)
Total	(102,076)	(3,609)	—	(105,685)

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,096,508, represented 23.3% of the Fund’s net assets at period end.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 Perpetual investment. Date shown reflects the next call date.

5                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

6                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7                 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

8                 Includes $947,834 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $938,435 and non-cash collateral of $30,576.

Portfolio acronyms

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
DAC	Designated Activity Company
EMTN	Euro Medium-Term Notes
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations

BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.

Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2019.